UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Balanced Fund

November 30, 2016

BAL-QTLY-0117
1.809104.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.4%
Tesla Motors, Inc. (a)	653,900	$123,849
Distributors - 0.1%
LKQ Corp. (a)	845,479	27,757
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	1,938,694	74,097
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	199,100	14,594
Hilton Worldwide Holdings, Inc.	4,554,400	114,179
Las Vegas Sands Corp.	759,717	47,611
Starbucks Corp.	1,114,874	64,629
U.S. Foods Holding Corp.	68,200	1,559
		242,572
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (a)	494,500	371,157
Leisure Products - 0.2%
Mattel, Inc.	1,340,700	42,326
Media - 1.9%
Charter Communications, Inc. Class A (a)	540,907	148,917
Comcast Corp. Class A	1,082,537	75,247
DISH Network Corp. Class A (a)	172,900	9,933
Interpublic Group of Companies, Inc.	1,545,800	37,207
Manchester United PLC (b)	1,130,315	16,898
MDC Partners, Inc. Class A (c)	3,493,728	21,661
The Walt Disney Co.	2,308,700	228,838
Time Warner, Inc.	52,100	4,784
		543,485
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	990,900	87,358
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	296,667	50,350
AutoZone, Inc. (a)	47,172	36,944
Home Depot, Inc.	1,857,344	240,340
L Brands, Inc.	1,831,803	128,629
Ross Stores, Inc.	1,479,275	99,984
TJX Companies, Inc.	1,209,848	94,779
		651,026
Textiles, Apparel & Luxury Goods - 0.9%
Michael Kors Holdings Ltd. (a)	171,700	7,982
NIKE, Inc. Class B	3,092,450	154,839
VF Corp.	1,928,500	105,123
		267,944

TOTAL CONSUMER DISCRETIONARY		2,431,571

CONSUMER STAPLES - 5.9%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	318,400	33,084
Constellation Brands, Inc. Class A (sub. vtg.)	500,900	75,706
Monster Beverage Corp. (a)	1,355,756	60,670
The Coca-Cola Co.	5,219,008	210,587
		380,047
Food & Staples Retailing - 1.2%
CVS Health Corp.	2,176,385	167,342
Kroger Co.	3,344,508	108,028
Rite Aid Corp. (a)	3,135,800	24,961
Walgreens Boots Alliance, Inc.	339,675	28,781
		329,112
Food Products - 0.5%
Bunge Ltd.	470,570	32,131
Mead Johnson Nutrition Co. Class A	765,218	55,165
The Hain Celestial Group, Inc. (a)	480,000	18,811
TreeHouse Foods, Inc. (a)	495,400	34,341
		140,448
Household Products - 0.6%
Colgate-Palmolive Co.	1,923,367	125,461
Procter & Gamble Co.	615,535	50,757
		176,218
Personal Products - 0.4%
Coty, Inc. Class A	2,497,453	46,727
Estee Lauder Companies, Inc. Class A	966,132	75,068
		121,795
Tobacco - 1.9%
Altria Group, Inc.	3,093,513	197,768
British American Tobacco PLC sponsored ADR (b)	1,712,357	186,715
Philip Morris International, Inc.	1,717,000	151,577
		536,060

TOTAL CONSUMER STAPLES		1,683,680

ENERGY - 5.1%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	1,505,300	96,836
Dril-Quip, Inc. (a)	328,569	18,581
Oceaneering International, Inc.	455,491	12,139
Schlumberger Ltd.	1,731,700	145,549
		273,105
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	1,667,402	115,301
Apache Corp.	753,100	49,667
Black Stone Minerals LP	787,800	14,692
Cabot Oil & Gas Corp.	1,462,050	32,341
Centennial Resource Development, Inc. (d)	1,365,900	24,859
Chevron Corp.	663,605	74,032
Cimarex Energy Co.	397,502	54,808
ConocoPhillips Co.	2,938,200	142,561
Devon Energy Corp.	1,229,100	59,402
Extraction Oil & Gas, Inc.	243,724	5,735
Exxon Mobil Corp.	1,817,578	158,675
Kinder Morgan, Inc.	691,100	15,342
Newfield Exploration Co. (a)	846,400	38,274
Parsley Energy, Inc. Class A (a)	793,930	30,288
PDC Energy, Inc. (a)	335,200	24,956
Phillips 66 Co.	884,817	73,511
Pioneer Natural Resources Co.	372,600	71,182
PrairieSky Royalty Ltd.	1,207,537	29,476
SM Energy Co.	952,500	37,967
Suncor Energy, Inc.	3,060,700	97,474
The Williams Companies, Inc.	449,000	13,784
		1,164,327

TOTAL ENERGY		1,437,432

FINANCIALS - 9.5%
Banks - 3.5%
Bank of America Corp.	16,714,408	353,008
Citigroup, Inc.	3,588,312	202,345
Huntington Bancshares, Inc.	11,146,012	138,879
JPMorgan Chase & Co.	923,254	74,017
M&T Bank Corp.	365,800	52,653
PNC Financial Services Group, Inc.	528,300	58,398
Synovus Financial Corp.	386,824	14,974
U.S. Bancorp	2,074,847	102,954
		997,228
Capital Markets - 1.8%
BlackRock, Inc. Class A	304,376	112,860
CBOE Holdings, Inc.	213,768	14,729
Charles Schwab Corp.	1,295,600	50,088
CME Group, Inc.	435,600	49,184
E*TRADE Financial Corp. (a)	1,008,349	34,798
Goldman Sachs Group, Inc.	744,200	163,196
IntercontinentalExchange, Inc.	745,100	41,279
Legg Mason, Inc.	313,900	10,013
NorthStar Asset Management Group, Inc.	771,500	11,387
Oaktree Capital Group LLC Class A	268,747	11,140
		498,674
Consumer Finance - 1.8%
Capital One Financial Corp.	4,396,963	369,521
OneMain Holdings, Inc. (a)	1,387,900	28,272
SLM Corp. (a)	7,952,334	80,080
Synchrony Financial	1,053,300	36,402
		514,275
Diversified Financial Services - 0.7%
Bats Global Markets, Inc. (b)	117,500	3,737
Berkshire Hathaway, Inc.:
Class A (a)	129	30,573
Class B (a)	963,700	151,725
KBC Ancora (a)	398,674	15,458
On Deck Capital, Inc. (a)(b)	590,700	2,717
		204,210
Insurance - 1.6%
American International Group, Inc.	2,351,500	148,920
Chubb Ltd.	1,238,637	158,546
Direct Line Insurance Group PLC	4,917,744	21,363
Marsh & McLennan Companies, Inc.	1,399,077	96,970
Unum Group	593,900	25,104
		450,903
Mortgage Real Estate Investment Trusts - 0.1%
Altisource Residential Corp. Class B	2,404,317	28,323

TOTAL FINANCIALS		2,693,613

HEALTH CARE - 8.4%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	727,504	89,185
Amgen, Inc.	1,420,158	204,602
Biogen, Inc. (a)	359,785	105,802
Celgene Corp. (a)	944,700	111,956
Gilead Sciences, Inc.	904,828	66,686
Regeneron Pharmaceuticals, Inc. (a)	178,700	67,770
Shire PLC sponsored ADR	331,400	57,862
Vertex Pharmaceuticals, Inc. (a)	743,531	60,680
		764,543
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	2,187,400	83,274
Boston Scientific Corp. (a)	6,333,170	129,577
Edwards Lifesciences Corp. (a)	467,864	38,763
Intuitive Surgical, Inc. (a)	111,800	71,970
Medtronic PLC	2,300,224	167,939
The Cooper Companies, Inc.	84,437	13,889
Wright Medical Group NV (a)	1,187,800	27,367
Zimmer Biomet Holdings, Inc.	139,600	14,220
		546,999
Health Care Providers & Services - 1.7%
Cigna Corp.	375,360	50,576
Henry Schein, Inc. (a)	387,904	57,782
Humana, Inc.	229,800	48,865
McKesson Corp.	201,048	28,913
UnitedHealth Group, Inc.	1,563,100	247,470
Universal Health Services, Inc. Class B	337,000	41,458
		475,064
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	957,165	52,864
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,116,600	49,108
Thermo Fisher Scientific, Inc.	607,597	85,130
		134,238
Pharmaceuticals - 1.4%
Allergan PLC	713,743	138,680
Bristol-Myers Squibb Co.	2,072,841	116,991
GlaxoSmithKline PLC sponsored ADR	1,905,600	72,013
Merck & Co., Inc.	689,700	42,203
Teva Pharmaceutical Industries Ltd. sponsored ADR	836,300	31,529
		401,416

TOTAL HEALTH CARE		2,375,124

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.2%
General Dynamics Corp.	64,650	11,336
Northrop Grumman Corp.	428,474	106,969
Raytheon Co.	658,400	98,457
United Technologies Corp.	1,110,522	119,625
		336,387
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	907,241	105,167
Airlines - 0.3%
American Airlines Group, Inc.	903,000	41,935
Southwest Airlines Co.	792,246	36,927
United Continental Holdings, Inc. (a)	279,000	19,237
		98,099
Building Products - 0.2%
Allegion PLC	896,700	59,998
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	388,600	27,015
Construction & Engineering - 0.3%
Fluor Corp.	1,506,608	80,619
Electrical Equipment - 1.1%
AMETEK, Inc.	3,108,305	147,178
Fortive Corp.	2,327,719	128,001
Sunrun, Inc. (a)(b)(c)	6,291,540	32,087
		307,266
Industrial Conglomerates - 1.4%
General Electric Co.	10,648,776	327,556
Roper Technologies, Inc.	409,539	74,172
		401,728
Machinery - 0.7%
Allison Transmission Holdings, Inc.	1,176,400	39,021
Caterpillar, Inc.	76,200	7,282
Deere & Co.	885,600	88,737
Flowserve Corp.	1,428,081	67,762
SPX Flow, Inc. (a)	234,674	7,355
		210,157
Professional Services - 0.1%
Robert Half International, Inc.	330,406	14,825
Verisk Analytics, Inc. (a)	268,749	22,328
		37,153
Road & Rail - 0.6%
CSX Corp.	4,677,900	167,516
Trading Companies & Distributors - 0.1%
Fastenal Co.	281,600	13,348

TOTAL INDUSTRIALS		1,844,453

INFORMATION TECHNOLOGY - 12.4%
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	4,694,913	99,297
Samsung SDI Co. Ltd.	243,061	19,051
		118,348
Internet Software & Services - 3.7%
2U, Inc. (a)	1,057,347	34,956
58.com, Inc. ADR (a)	1,243,767	39,888
Alphabet, Inc.:
Class A (a)	31,900	24,751
Class C (a)	668,824	506,995
Cornerstone OnDemand, Inc. (a)	487,422	17,503
Facebook, Inc. Class A (a)	2,305,707	273,042
Just Dial Ltd. (a)	1,005,448	5,561
New Relic, Inc. (a)	2,063,987	65,449
Shopify, Inc. Class A (a)	194,300	8,096
SPS Commerce, Inc. (a)	238,700	16,535
Yahoo!, Inc. (a)	1,212,800	49,749
		1,042,525
IT Services - 0.3%
Alliance Data Systems Corp.	25,000	5,720
Blackhawk Network Holdings, Inc. (a)	618,827	22,278
Travelport Worldwide Ltd.	3,833,862	53,674
		81,672
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Ltd.	535,500	91,297
Marvell Technology Group Ltd.	1,832,577	26,279
Micron Technology, Inc. (a)	1,068,711	20,872
NVIDIA Corp.	486,273	44,834
Qorvo, Inc. (a)	3,447,917	184,153
Qualcomm, Inc.	1,302,344	88,729
Semtech Corp. (a)	404,900	11,378
SolarEdge Technologies, Inc. (a)(b)	604,470	7,979
		475,521
Software - 3.7%
Activision Blizzard, Inc.	2,174,150	79,596
Adobe Systems, Inc. (a)	127,667	13,125
Autodesk, Inc. (a)	5,966,170	433,204
Electronic Arts, Inc. (a)	377,700	29,929
HubSpot, Inc. (a)	560,845	31,463
Microsoft Corp.	3,980,487	239,864
Nintendo Co. Ltd.	85,600	21,094
Parametric Technology Corp. (a)	392,100	19,099
Paycom Software, Inc. (a)	462,300	20,743
RealPage, Inc. (a)	849,600	24,299
Salesforce.com, Inc. (a)	1,212,474	87,298
Varonis Systems, Inc. (a)	572,250	16,710
Zendesk, Inc. (a)	1,626,690	34,632
		1,051,056
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	5,745,414	634,996
HP, Inc.	6,162,083	94,896
		729,892

TOTAL INFORMATION TECHNOLOGY		3,499,014

MATERIALS - 1.9%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	2,013,400	148,206
Eastman Chemical Co.	599,882	45,063
Ecolab, Inc.	264,100	30,828
LyondellBasell Industries NV Class A	161,400	14,578
Monsanto Co.	470,400	48,315
PPG Industries, Inc.	556,900	53,423
W.R. Grace & Co.	546,001	35,632
		376,045
Construction Materials - 0.2%
Eagle Materials, Inc.	422,000	41,018
Containers & Packaging - 0.4%
Ball Corp.	386,100	28,981
Graphic Packaging Holding Co.	2,076,968	26,107
WestRock Co.	1,312,880	67,219
		122,307

TOTAL MATERIALS		539,370

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	1,251,900	128,032
Boston Properties, Inc.	356,397	44,150
Coresite Realty Corp.	120,900	8,527
Corrections Corp. of America	610,800	13,871
Duke Realty LP	764,200	19,434
Equinix, Inc.	97,100	32,894
Extra Space Storage, Inc.	614,636	43,123
FelCor Lodging Trust, Inc.	921,815	6,692
Gaming & Leisure Properties	161,800	4,937
NorthStar Realty Finance Corp.	802,300	12,147
Omega Healthcare Investors, Inc.	229,600	6,764
Outfront Media, Inc.	1,413,862	35,643
Store Capital Corp.	3,103,100	76,709
Sun Communities, Inc.	209,542	15,123
The GEO Group, Inc.	141,000	4,690
VEREIT, Inc.	3,000,500	24,874
		477,610
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	846,603	24,585

TOTAL REAL ESTATE		502,195

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	6,282,564	242,695
CenturyLink, Inc.	189,900	4,466
Level 3 Communications, Inc. (a)	732,909	40,361
SBA Communications Corp. Class A (a)	167,300	16,556
Verizon Communications, Inc.	1,812,636	90,451
Zayo Group Holdings, Inc. (a)	944,863	32,598
		427,127
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	513,600	27,842
Telephone & Data Systems, Inc.	247,516	6,666
		34,508

TOTAL TELECOMMUNICATION SERVICES		461,635

UTILITIES - 2.1%
Electric Utilities - 1.3%
Edison International	489,533	33,665
Exelon Corp.	2,093,300	68,053
FirstEnergy Corp.	893,048	27,943
NextEra Energy, Inc.	1,129,800	129,057
PG&E Corp.	1,403,529	82,528
PPL Corp.	873,000	29,211
		370,457
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	68,084	1,744
NRG Yield, Inc. Class C (b)	726,627	11,154
Vivint Solar, Inc. (a)(b)	4,495,051	13,036
		25,934
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	443,300	10,577
Dominion Resources, Inc.	1,089,839	79,874
Sempra Energy	962,759	96,083
		186,534
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	223,703	5,201

TOTAL UTILITIES		588,126

TOTAL COMMON STOCKS
(Cost $14,645,676)		18,056,213

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)
(Cost $4,704)	281,270	2,381
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 13.3%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	5,595	5,698
5.2% 4/1/45	3,663	3,466
6.25% 10/2/43	921	991
6.6% 4/1/36	4,528	5,080
6.75% 4/1/46	7,595	8,738
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,791
3.15% 1/15/20	19,000	19,080
3.25% 5/15/18	2,895	2,924
3.5% 7/10/19	41,541	42,233
4% 1/15/25	7,674	7,448
4.2% 3/1/21	10,665	10,955
4.25% 5/15/23	3,220	3,228
4.75% 8/15/17	3,095	3,162
		114,794
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	629
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,741
3.7% 1/30/26	4,539	4,600
4.7% 12/9/35	2,343	2,436
4.875% 12/9/45	3,677	3,885
		12,662
Media - 0.6%
21st Century Fox America, Inc.:
6.15% 2/15/41	6,333	7,474
7.75% 12/1/45	9,421	13,153
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	21,420
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	10,261	10,649
4.908% 7/23/25 (e)	6,898	7,191
Discovery Communications LLC 5.05% 6/1/20	204	220
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,288
4.5% 9/15/42	3,752	3,303
5.5% 9/1/41	3,051	3,036
5.85% 5/1/17	1,829	1,861
5.875% 11/15/40	7,066	7,335
6.55% 5/1/37	40,485	45,324
6.75% 7/1/18	1,974	2,115
7.3% 7/1/38	7,024	8,353
8.25% 4/1/19	11,974	13,512
Time Warner, Inc. 2.1% 6/1/19	12,500	12,469
Viacom, Inc. 2.5% 9/1/18	809	814
		169,517

TOTAL CONSUMER DISCRETIONARY		297,602

CONSUMER STAPLES - 0.8%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	18,941
3.3% 2/1/23	20,335	20,561
4.7% 2/1/36	19,253	20,125
4.9% 2/1/46	22,019	23,501
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	2,353	2,358
		85,486
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,611
3.875% 7/20/25	7,967	8,163
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,993
3.3% 11/18/21	4,671	4,762
		21,529
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (e)	572	598
William Wrigley Jr. Co. 2% 10/20/17 (e)	5,313	5,342
		5,940
Tobacco - 0.4%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,052
4% 1/31/24	3,615	3,814
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	8,553	8,753
4.25% 7/21/25 (e)	8,553	8,791
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,839
3.25% 6/12/20	1,695	1,742
4% 6/12/22	5,830	6,136
4.45% 6/12/25	4,227	4,472
4.85% 9/15/23	8,000	8,714
5.7% 8/15/35	2,194	2,510
5.85% 8/15/45	16,830	19,881
6.15% 9/15/43	14,000	16,924
7.25% 6/15/37	7,569	9,843
		108,471

TOTAL CONSUMER STAPLES		221,426

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,969
6.5% 4/1/20	3,517	3,868
Halliburton Co.:
3.8% 11/15/25	4,660	4,674
4.85% 11/15/35	4,069	4,151
5% 11/15/45	5,575	5,689
Noble Holding International Ltd.:
5.25% 3/16/18	617	612
7.2% 4/1/25 (f)	3,936	3,109
8.2% 4/1/45 (f)	3,799	2,531
Transocean, Inc. 6.8% 12/15/16 (f)	4,522	4,528
		32,131
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Finance Co. 7.5% 5/1/31	7,359	9,113
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,852
5.55% 3/15/26	6,563	7,161
6.375% 9/15/17	1,978	2,055
6.6% 3/15/46	8,910	10,372
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,434
4.742% 3/11/21	6,000	6,513
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,851	2,840
5.85% 2/1/35	4,725	4,823
Cenovus Energy, Inc. 5.7% 10/15/19	6,698	7,124
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,626
3.3% 6/1/20	7,911	8,018
4.5% 6/1/25	2,416	2,507
DCP Midstream LLC:
4.75% 9/30/21 (e)	6,909	7,013
5.35% 3/15/20 (e)	6,814	7,099
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	3,012
2.7% 4/1/19	5,369	5,335
3.875% 3/15/23	2,761	2,649
4.95% 4/1/22	1,267	1,289
5.6% 4/1/44	2,216	2,039
Duke Energy Field Services 6.45% 11/3/36 (e)	6,493	6,396
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,596
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	5,615	5,611
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,957	1,922
3.9% 5/15/24 (f)	2,064	1,916
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,411
4.375% 10/15/20	5,808	6,066
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,264
5.5% 12/1/46	3,753	3,825
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,672	9,425
3.95% 9/1/22	6,675	6,786
6.55% 9/15/40	904	945
Kinder Morgan, Inc. 3.05% 12/1/19	1,703	1,724
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,782
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,252	1,360
MPLX LP 4% 2/15/25	1,190	1,131
Nakilat, Inc. 6.067% 12/31/33 (e)	2,490	2,839
Nexen, Inc. 6.2% 7/30/19	2,252	2,461
Pemex Project Funding Master Trust 5.75% 3/1/18	7,835	8,117
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	3,647
5.625% 5/20/43	22,261	15,894
7.25% 3/17/44	30,172	26,052
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	47,072	45,825
5.75% 1/20/20	17,949	17,994
7.875% 3/15/19	2,113	2,271
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,127
3.5% 7/23/20	8,815	8,558
3.5% 1/30/23	5,005	4,444
4.5% 1/23/26	11,915	10,565
4.625% 9/21/23 (e)	13,980	13,120
4.875% 1/24/22	1,430	1,391
4.875% 1/18/24	7,021	6,577
5.5% 1/21/21	13,423	13,597
5.5% 6/27/44	6,301	4,874
5.625% 1/23/46	11,673	9,073
6% 3/5/20	4,797	5,001
6.375% 1/23/45	26,396	22,405
6.5% 6/2/41	8,420	7,412
6.75% 9/21/47 (e)	12,583	11,037
6.875% 8/4/26 (e)	13,000	13,303
8% 5/3/19	3,943	4,288
Phillips 66 Co.:
2.95% 5/1/17	1,844	1,857
4.3% 4/1/22	6,383	6,869
Phillips 66 Partners LP 2.646% 2/15/20	652	647
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	1,951
Southeast Supply Header LLC 4.25% 6/15/24 (e)	5,790	5,447
Southwestern Energy Co.:
5.8% 1/23/20 (f)	5,591	5,703
6.7% 1/23/25 (f)	4,632	4,586
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,151
Spectra Energy Partners LP 4.6% 6/15/21	1,816	1,930
Suncor Energy, Inc. 6.1% 6/1/18	623	660
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,756
4.55% 6/24/24	25,316	24,683
Western Gas Partners LP:
4.65% 7/1/26	2,228	2,254
5.375% 6/1/21	14,415	15,382
Williams Partners LP:
3.6% 3/15/22	6,925	6,840
3.9% 1/15/25	2,391	2,296
4% 11/15/21	3,157	3,210
4.3% 3/4/24	10,014	9,959
4.5% 11/15/23	3,444	3,486
		542,573

TOTAL ENERGY		574,704

FINANCIALS - 5.7%
Banks - 3.1%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)	18,318	18,416
5.5% 7/12/20 (e)	21,376	22,124
5.75% 9/26/23 (e)	5,809	5,838
6.369% 6/16/18 (e)	12,537	13,117
6.5% 6/10/19 (e)	2,097	2,239
Bank of America Corp.:
2.6% 1/15/19	57,427	57,933
3.5% 4/19/26	9,902	9,784
3.875% 8/1/25	5,598	5,691
3.95% 4/21/25	11,273	11,162
4% 1/22/25	2,766	2,761
4.2% 8/26/24	11,449	11,625
4.25% 10/22/26	6,748	6,786
5.75% 12/1/17	19,000	19,739
Barclays PLC:
2% 3/16/18	16,700	16,649
2.75% 11/8/19	5,728	5,707
3.25% 1/12/21	8,790	8,730
4.375% 1/12/26	11,847	11,826
BB&T Corp. 3.95% 3/22/22	1,805	1,887
Citigroup, Inc.:
1.75% 5/1/18	21,658	21,623
1.8% 2/5/18	17,419	17,415
1.85% 11/24/17	13,884	13,923
2.15% 7/30/18	17,815	17,878
3.875% 3/26/25	17,000	16,854
4.05% 7/30/22	17,500	18,057
4.3% 11/20/26	14,000	14,101
Citizens Bank NA 2.55% 5/13/21	3,064	3,047
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	7,659	7,699
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,324
3.75% 3/26/25	8,440	8,087
3.8% 9/15/22	13,270	13,264
3.8% 6/9/23	16,850	16,509
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,546
Discover Bank 7% 4/15/20	4,144	4,613
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,430
3.5% 3/15/22	638	655
4.5% 6/1/18	584	605
5.45% 1/15/17	4,032	4,047
HBOS PLC 6.75% 5/21/18 (e)	560	592
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,422
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,838
Huntington National Bank:
1.7% 2/26/18	37,500	37,504
2.2% 4/1/19	3,200	3,203
2.4% 4/1/20	40,000	39,859
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	5,410	4,806
5.71% 1/15/26 (e)	13,365	12,227
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,484
2.95% 10/1/26	18,622	17,733
3.875% 9/10/24	24,177	24,433
4.125% 12/15/26	77,513	79,351
KeyCorp. 5.1% 3/24/21	628	688
Rabobank Nederland 4.375% 8/4/25	13,516	13,749
Regions Bank 6.45% 6/26/37	12,100	13,437
Regions Financial Corp. 3.2% 2/8/21	5,563	5,657
Royal Bank of Canada 4.65% 1/27/26	10,184	10,654
Royal Bank of Scotland Group PLC:
6% 12/19/23	12,648	12,811
6.1% 6/10/23	9,334	9,475
6.125% 12/15/22	39,429	40,825
Royal Bank Scotland Group PLC 5.125% 5/28/24	65,325	63,419
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,028
3.5% 1/20/17	4,862	4,871
		879,757
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,449
4.25% 2/15/24	3,357	3,384
Credit Suisse AG 6% 2/15/18	17,158	17,864
Deutsche Bank AG 4.5% 4/1/25	27,715	24,935
Deutsche Bank AG London Branch 2.85% 5/10/19	18,270	18,049
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,653
2.55% 10/23/19	85,599	86,135
2.6% 4/23/20	1,000	1,001
2.625% 1/31/19	30,072	30,385
2.9% 7/19/18	10,319	10,472
5.95% 1/18/18	5,343	5,583
6.15% 4/1/18	3,993	4,212
IntercontinentalExchange, Inc.:
2.75% 12/1/20	3,082	3,108
3.75% 12/1/25	5,510	5,647
Lazard Group LLC:
4.25% 11/14/20	5,286	5,540
6.85% 6/15/17	1,319	1,356
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	31,698
Morgan Stanley:
1.875% 1/5/18	7,156	7,165
2.125% 4/25/18	18,100	18,157
2.5% 1/24/19	43,150	43,519
2.65% 1/27/20	2,659	2,674
4.875% 11/1/22	8,674	9,327
5.625% 9/23/19	547	594
5.95% 12/28/17	301	314
6.625% 4/1/18	1,804	1,914
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	10,000	9,773
Thomson Reuters Corp.:
1.3% 2/23/17	2,082	2,083
3.85% 9/29/24	5,214	5,303
UBS AG Stamford Branch:
1.375% 6/1/17	6,466	6,466
2.375% 8/14/19	12,750	12,818
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	9,717	9,783
		412,361
Consumer Finance - 0.5%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,298
Discover Financial Services:
3.85% 11/21/22	2,701	2,733
3.95% 11/6/24	20,000	19,748
5.2% 4/27/22	2,488	2,681
6.45% 6/12/17	13,316	13,638
Ford Motor Credit Co. LLC:
2.145% 1/9/18	25,000	25,023
2.875% 10/1/18	11,000	11,118
5% 5/15/18	10,000	10,401
5.875% 8/2/21	12,574	13,879
Hyundai Capital America:
1.45% 2/6/17 (e)	6,312	6,314
2.125% 10/2/17 (e)	2,357	2,365
2.55% 2/6/19 (e)	6,671	6,707
2.875% 8/9/18 (e)	2,848	2,882
Synchrony Financial:
1.875% 8/15/17	1,554	1,556
3% 8/15/19	2,283	2,315
3.75% 8/15/21	8,466	8,720
4.25% 8/15/24	3,469	3,521
		138,899
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	10,922
3.875% 8/15/22	10,251	10,440
4.125% 6/15/26	3,990	3,959
		25,321
Insurance - 0.6%
ACE INA Holdings, Inc. 2.875% 11/3/22	5,658	5,704
AIA Group Ltd. 2.25% 3/11/19 (e)	1,416	1,422
American International Group, Inc.:
3.3% 3/1/21	4,640	4,758
3.75% 7/10/25	14,847	14,898
4.875% 6/1/22	11,881	12,934
Aon Corp. 5% 9/30/20	129	139
Five Corners Funding Trust 4.419% 11/15/23 (e)	9,345	9,816
Great-West Life & Annuity Insurance Co. 3.4492% 5/16/46 (e)(f)	2,508	2,144
Hartford Financial Services Group, Inc. 5.375% 3/15/17	685	692
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	6,498	6,823
5% 6/1/21 (e)	8,525	9,305
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,244
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	9,547	8,531
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	7,075	7,103
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	4,915	6,004
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,967	5,771
Pacific LifeCorp:
5.125% 1/30/43 (e)	7,709	7,778
6% 2/10/20 (e)	10,987	11,910
Prudential Financial, Inc.:
2.3% 8/15/18	888	896
7.375% 6/15/19	2,520	2,837
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	8,243	8,773
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,938	1,973
4.125% 11/1/24 (e)	2,810	2,840
Unum Group:
3.875% 11/5/25	9,271	9,023
5.625% 9/15/20	3,860	4,206
5.75% 8/15/42	12,079	12,727
		164,251

TOTAL FINANCIALS		1,620,589

HEALTH CARE - 0.7%
Biotechnology - 0.0%
AbbVie, Inc.:
1.75% 11/6/17	6,470	6,512
3.2% 11/6/22	8,127	8,121
		14,633
Health Care Providers & Services - 0.3%
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	1,996
4.75% 11/15/21	17,355	18,737
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,141
4.25% 10/15/19	20,200	20,806
4.75% 5/1/23	375	378
5.875% 3/15/22	450	483
6.5% 2/15/20	12,966	14,117
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,288
UnitedHealth Group, Inc.:
3.35% 7/15/22	3,113	3,207
3.75% 7/15/25	8,581	8,902
WellPoint, Inc. 1.875% 1/15/18	195	195
		86,250
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	1,100	1,109
3.3% 2/15/22	13,389	13,602
		14,711
Pharmaceuticals - 0.3%
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,938
2.45% 6/15/19	3,839	3,860
3% 3/12/20	7,106	7,210
3.45% 3/15/22	12,371	12,556
Mylan N.V.:
2.5% 6/7/19 (e)	4,811	4,788
3.15% 6/15/21 (e)	9,840	9,677
3.95% 6/15/26 (e)	4,843	4,534
Perrigo Co. PLC 2.3% 11/8/18	1,780	1,782
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,771
3.9% 12/15/24	2,611	2,546
4.9% 12/15/44	1,145	1,046
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,687
2.8% 7/21/23	4,987	4,695
3.15% 10/1/26	5,937	5,491
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,153
Zoetis, Inc. 1.875% 2/1/18	992	990
		82,724

TOTAL HEALTH CARE		198,318

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	5,000	5,468
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	696	705
6.9% 7/2/19	221	223
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,174	1,198
8.36% 1/20/19	892	919
		3,045
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,831
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,326
2.625% 9/4/18	8,396	8,461
3.375% 6/1/21	4,953	5,032
3.75% 2/1/22	7,839	8,076
3.875% 4/1/21	6,320	6,573
4.25% 9/15/24	5,492	5,580
4.75% 3/1/20	5,518	5,860
		42,908

TOTAL INDUSTRIALS		53,252

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,275
6.55% 10/1/17	1,119	1,166
		2,441
IT Services - 0.0%
Xerox Corp. 2.95% 3/15/17	1,143	1,147
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	18,876	19,228
Hewlett Packard Enterprise Co. 6.6% 10/15/45 (e)	8,781	8,602
		27,830

TOTAL INFORMATION TECHNOLOGY		31,418

MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	3,645	3,909
6.75% 10/19/75 (e)(f)	9,054	10,039
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	8,722	8,804
4.5% 8/13/23 (Reg. S)	10,600	10,890
4.875% 11/4/44 (e)	2,152	2,047
4.875% 11/4/44 (Reg. S)	5,050	4,803
		40,492
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,364
4.6% 4/1/22	2,434	2,580
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,774
American Tower Corp. 2.8% 6/1/20	8,000	8,034
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,910
Camden Property Trust 2.95% 12/15/22	2,417	2,374
CommonWealth REIT 5.875% 9/15/20	1,166	1,249
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,366
5% 7/1/25	4,089	4,188
DDR Corp.:
3.625% 2/1/25	3,723	3,590
4.25% 2/1/26	3,429	3,429
4.625% 7/15/22	4,470	4,730
4.75% 4/15/18	6,131	6,324
7.5% 4/1/17	8,836	9,000
Duke Realty LP:
3.25% 6/30/26	1,436	1,388
3.625% 4/15/23	3,152	3,193
3.75% 12/1/24	2,549	2,580
3.875% 10/15/22	5,452	5,679
4.375% 6/15/22	3,753	4,003
6.75% 3/15/20	1,339	1,506
Equity One, Inc. 3.75% 11/15/22	8,200	8,394
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,185
HCP, Inc.:
3.15% 8/1/22	7,000	6,894
3.875% 8/15/24	13,000	12,885
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,613
4% 6/1/25	6,098	6,227
4.125% 4/1/19	13,700	14,226
4.7% 9/15/17	843	863
HRPT Properties Trust:
6.25% 6/15/17	996	997
6.65% 1/15/18	676	693
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,206
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	11,662
4.5% 1/15/25	2,128	2,080
4.5% 4/1/27	34,977	33,452
4.95% 4/1/24	2,101	2,127
5.25% 1/15/26	10,420	10,674
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,522
5% 12/15/23	1,140	1,170
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,226
WP Carey, Inc. 4% 2/1/25	9,404	9,056
		205,413
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,283
4.1% 10/1/24	6,548	6,462
4.55% 10/1/29	6,548	6,406
4.95% 4/15/18	4,846	5,026
5.7% 5/1/17	309	314
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,305
3.95% 7/1/22	5,951	6,145
4.75% 10/1/25	6,539	6,823
5.25% 3/15/21	4,138	4,506
Essex Portfolio LP 5.5% 3/15/17	3,921	3,963
Liberty Property LP:
3.25% 10/1/26	3,735	3,555
3.375% 6/15/23	3,313	3,289
4.125% 6/15/22	3,219	3,339
4.75% 10/1/20	8,747	9,307
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,564
3.15% 5/15/23	7,438	6,731
4.5% 4/18/22	2,016	2,034
Mid-America Apartments LP:
4% 11/15/25	2,248	2,275
4.3% 10/15/23	1,248	1,303
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,350
Tanger Properties LP:
3.125% 9/1/26	4,924	4,631
3.75% 12/1/24	4,790	4,794
3.875% 12/1/23	2,716	2,759
6.125% 6/1/20	9,597	10,655
Ventas Realty LP:
1.25% 4/17/17	3,126	3,125
3.125% 6/15/23	2,534	2,483
3.5% 2/1/25	2,833	2,791
3.75% 5/1/24	7,900	7,965
4.125% 1/15/26	2,782	2,845
4.375% 2/1/45	1,322	1,226
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,065
4% 4/30/19	1,999	2,077
		143,396

TOTAL REAL ESTATE		348,809

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,701
3.6% 2/17/23	13,016	13,022
4.8% 6/15/44	18,630	17,436
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	77
CenturyLink, Inc.:
5.15% 6/15/17	487	489
6% 4/1/17	3,467	3,515
6.15% 9/15/19	4,463	4,742
Embarq Corp. 7.995% 6/1/36	18,886	18,132
Verizon Communications, Inc.:
2.625% 2/21/20	9,818	9,884
4.5% 9/15/20	45,631	48,706
5.012% 8/21/54	23,143	22,758
6.1% 4/15/18	4,897	5,180
6.25% 4/1/37	4,611	5,385
		155,027
UTILITIES - 0.7%
Electric Utilities - 0.6%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	5,539	6,208
6.4% 9/15/20 (e)	14,254	15,967
Edison International 3.75% 9/15/17	4,499	4,580
Eversource Energy 1.45% 5/1/18	1,676	1,669
Exelon Corp.:
1.55% 6/9/17	1,687	1,687
3.95% 6/15/25	7,948	8,143
FirstEnergy Corp.:
2.75% 3/15/18	11,918	12,013
4.25% 3/15/23	27,079	28,043
7.375% 11/15/31	35,412	44,129
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	4,727
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,932	14,106
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,079
Nevada Power Co. 6.5% 8/1/18	2,642	2,851
NV Energy, Inc. 6.25% 11/15/20	1,957	2,223
Pennsylvania Electric Co. 6.05% 9/1/17	618	637
PG&E Corp. 2.4% 3/1/19	931	937
Progress Energy, Inc. 4.4% 1/15/21	405	431
TECO Finance, Inc. 5.15% 3/15/20	164	176
West Penn Power Co. 5.95% 12/15/17 (e)	6,500	6,742
		156,348
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)(f)	357	362
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,627
Texas Eastern Transmission LP 6% 9/15/17 (e)	1,301	1,341
		4,330
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19 (e)	2,358	2,357
2.7% 6/15/21 (e)	2,321	2,305
3.55% 6/15/26 (e)	3,712	3,642
		8,304
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3.1377% 9/30/66 (f)	20,448	15,725
3.6627% 6/30/66 (f)	5,485	5,024
NiSource Finance Corp.:
5.45% 9/15/20	6,455	7,052
6.4% 3/15/18	1,206	1,273
6.8% 1/15/19	4,065	4,453
Puget Energy, Inc. 6% 9/1/21	813	915
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,882	4,247
		38,689

TOTAL UTILITIES		207,671

TOTAL NONCONVERTIBLE BONDS
(Cost $3,734,011)		3,749,308

U.S. Government and Government Agency Obligations - 7.5%
U.S. Treasury Inflation-Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$120,383	$114,753
1% 2/15/46	25,178	25,676
1.375% 2/15/44	100,994	111,562
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	72,015	69,927
0.25% 1/15/25	64,243	63,279
0.625% 1/15/26	101,606	102,928

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		488,125

U.S. Treasury Obligations - 5.8%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.37% 1/5/17 to 2/2/17 (g)	8,280	8,277
U.S. Treasury Bonds:
2.875% 11/15/46	138,140	133,650
3% 5/15/45 (g)(h)	30,750	30,451
3% 11/15/45	85,886	84,987
U.S. Treasury Notes:
1.25% 3/31/21 (g)	365,279	357,046
1.25% 10/31/21	556,708	540,398
1.5% 8/15/26	65,000	59,929
2% 11/15/26	72,150	69,684
2.125% 11/30/23	347,557	345,846

TOTAL U.S. TREASURY OBLIGATIONS		1,630,268

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,160,435)		2,118,393

U.S. Government Agency - Mortgage Securities - 2.2%
Fannie Mae - 1.5%
2.5% 9/1/27 to 4/1/43	1,134	1,090
2.802% 6/1/36 (f)	128	134
3% 10/1/30 to 8/1/31	6,394	6,587
3% 12/1/46 (i)	23,000	22,880
3% 12/1/46 (i)	16,200	16,115
3% 12/1/46 (i)	75,900	75,503
3% 12/1/46 (i)	23,800	23,675
3% 12/1/46 (i)	23,800	23,675
3% 12/1/46 (i)	70,150	69,783
3% 12/1/46 (i)	5,750	5,720
3.14% 7/1/37 (f)	242	258
3.5% 9/1/29 to 6/1/46	35,909	37,059
3.5% 12/1/46 (i)	5,900	6,053
3.5% 12/1/46 (i)	73,100	74,990
4% 11/1/31 to 2/1/46	19,888	21,018
4% 12/1/46 (i)	5,450	5,733
4% 12/1/46 (i)	5,450	5,733
4.5% 12/1/23 to 6/1/41	941	1,014
5% 7/1/33 to 11/1/44	9,755	10,776
5.5% 9/1/24 to 9/1/41	12,514	13,942
6% 6/1/35 to 8/1/37	3,460	3,927
6.5% 7/1/32 to 8/1/36	707	814

TOTAL FANNIE MAE		426,479

Freddie Mac - 0.3%
2.5% 7/1/31	538	540
3% 4/1/31 to 7/1/45	18,609	18,615
3.5% 4/1/43 to 4/1/46	19,110	19,657
3.849% 10/1/35 (f)	125	134
4% 6/1/24 to 2/1/46	20,943	22,120
4.5% 7/1/25 to 4/1/41	8,712	9,418
5% 3/1/19 to 7/1/41	3,361	3,704
5.5% 1/1/34 to 3/1/40	721	816
6% 7/1/37 to 8/1/37	193	218
6.5% 3/1/36	555	639

TOTAL FREDDIE MAC		75,861

Ginnie Mae - 0.4%
3% 12/1/46 (i)	93,400	94,772
3.5% 3/15/42 to 6/20/46	4,360	4,545
4% 9/20/40 to 7/20/45	9,137	9,744
4.5% 4/20/41	1,878	2,033
5% 5/15/39	752	843
5.5% 12/15/31 to 1/15/39	1,716	1,972

TOTAL GINNIE MAE		113,909

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $618,479)		616,249

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.239% 4/25/35 (f)	$729	$693
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.184% 3/25/34 (f)	241	243
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.584% 12/25/33 (f)	45	43
Series 2004-R2 Class M3, 1.359% 4/25/34 (f)	99	82
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.314% 3/25/34 (f)	53	51
Series 2004-W11 Class M2, 1.584% 11/25/34 (f)	595	588
Series 2004-W7 Class M1, 1.359% 5/25/34 (f)	1,390	1,328
Series 2006-W4 Class A2C, 0.694% 5/25/36 (f)	1,225	415
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.359% 4/25/34 (f)	1,647	1,489
Series 2006-HE2 Class M1, 0.904% 3/25/36 (f)	18	0
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (e)	18,323	18,398
Class AA, 2.487% 12/16/41 (e)	4,632	4,635
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	10,478	10,494
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.674% 12/25/36 (f)	1,978	1,253
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.047% 4/25/34 (f)	64	59
Series 2004-4 Class M2, 1.387% 6/25/34 (f)	96	91
Series 2004-7 Class AF5, 5.868% 1/25/35	1,057	1,082
Fannie Mae Series 2004-T5 Class AB3, 1.2774% 5/28/35 (f)	43	37
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.709% 8/25/34 (f)	287	272
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.359% 3/25/34 (f)	6	5
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.269% 1/25/35 (f)	1,041	960
Class M4, 1.554% 1/25/35 (f)	381	208
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (e)(f)	907	758
GE Business Loan Trust Series 2006-2A:
Class A, 0.7182% 11/15/34 (e)(f)	448	415
Class B, 0.8182% 11/15/34 (e)(f)	162	144
Class C, 0.9182% 11/15/34 (e)(f)	269	236
Class D, 1.2882% 11/15/34 (e)(f)	102	88
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.854% 8/25/33 (f)	237	222
Series 2003-3 Class M1, 1.824% 8/25/33 (f)	423	409
Series 2003-5 Class A2, 1.234% 12/25/33 (f)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (f)	1,642	1,207
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2846% 8/17/32 (e)(f)	2,593	2,602
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.834% 7/25/36 (f)	2,422	1,418
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (f)	9	9
Series 2006-A Class 2C, 2.0029% 3/27/42 (f)	2,909	1,467
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.834% 5/25/37 (f)	303	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.284% 7/25/34 (f)	97	86
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.509% 7/25/34 (f)	173	166
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (f)	3	2
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (f)	1,413	1,364
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (f)	63	57
Series 2005-NC1 Class M1, 1.194% 1/25/35 (f)	209	195
Series 2005-NC2 Class B1, 2.289% 3/25/35 (f)	171	6
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.044% 9/25/35 (f)	1,566	1,483
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (f)	585	559
Class M4, 2.709% 9/25/34 (f)	750	494
Series 2005-WCH1 Class M4, 1.779% 1/25/36 (f)	1,620	1,541
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.334% 4/25/33 (f)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.329% 3/25/35 (f)	656	618
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.8003% 6/15/33 (f)	405	390
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.259% 9/25/34 (f)	40	35
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (f)	32	29
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.2164% 4/6/42 (e)(f)	2,116	942
TOTAL ASSET-BACKED SECURITIES
(Cost $52,271)		59,411

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.152% 1/25/35 (f)	843	833
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (f)	381	372
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9717% 8/25/36 (f)	860	777
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (f)	615	578
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.824% 7/25/35 (f)	732	707
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.879% 6/10/35 (e)(f)	286	202
Class B6, 3.379% 6/10/35 (e)(f)	61	34
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (f)	23	23
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (f)	45	45
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.7842% 9/25/36 (f)	884	871
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.174% 9/25/43 (f)	1,655	1,592

TOTAL PRIVATE SPONSOR		6,034

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	10,873	10,858
Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	11,647	11,816

TOTAL U.S. GOVERNMENT AGENCY		22,674

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $27,702)		28,708

Commercial Mortgage Securities - 1.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5163% 2/14/43 (f)(k)	166	2
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (f)	290	289
Series 2007-2 Class A4, 5.6373% 4/10/49 (f)	11,914	11,940
Series 2007-3 Class A4, 5.5522% 6/10/49 (f)	1,376	1,387
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	503	502
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.1346% 5/15/32 (e)(f)	7,236	7,232
Class C, 2.5846% 5/15/32 (e)(f)	6,417	6,409
Class D, 3.4346% 5/15/32 (e)(f)	3,365	3,353
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.867% 12/25/33 (e)(f)	28	26
Series 2005-3A:
Class A2, 0.992% 11/25/35 (e)(f)	267	236
Class M1, 1.032% 11/25/35 (e)(f)	35	31
Class M2, 1.082% 11/25/35 (e)(f)	45	36
Class M3, 1.102% 11/25/35 (e)(f)	40	32
Class M4, 1.192% 11/25/35 (e)(f)	50	39
Series 2005-4A:
Class A2, 0.982% 1/25/36 (e)(f)	712	635
Class B1, 1.992% 1/25/36 (e)(f)	32	26
Class M1, 1.042% 1/25/36 (e)(f)	230	197
Class M2, 1.062% 1/25/36 (e)(f)	69	58
Class M3, 1.092% 1/25/36 (e)(f)	101	84
Class M4, 1.202% 1/25/36 (e)(f)	56	46
Class M5, 1.242% 1/25/36 (e)(f)	56	44
Class M6, 1.292% 1/25/36 (e)(f)	59	46
Series 2006-1:
Class A2, 0.952% 4/25/36 (e)(f)	109	96
Class M1, 0.972% 4/25/36 (e)(f)	39	34
Class M2, 0.992% 4/25/36 (e)(f)	41	35
Class M3, 1.012% 4/25/36 (e)(f)	35	30
Class M4, 1.112% 4/25/36 (e)(f)	20	17
Class M5, 1.152% 4/25/36 (e)(f)	19	16
Class M6, 1.232% 4/25/36 (e)(f)	39	31
Series 2006-2A:
Class M1, 0.902% 7/25/36 (e)(f)	96	80
Class M2, 0.922% 7/25/36 (e)(f)	68	55
Class M3, 0.942% 7/25/36 (e)(f)	56	45
Class M4, 1.012% 7/25/36 (e)(f)	38	30
Class M5, 1.062% 7/25/36 (e)(f)	47	37
Series 2006-3A Class M4, 1.022% 10/25/36 (e)(f)	30	24
Series 2006-4A:
Class A2, 0.862% 12/25/36 (e)(f)	2,108	1,785
Class M1, 0.882% 12/25/36 (e)(f)	140	93
Class M2, 0.902% 12/25/36 (e)(f)	94	58
Class M3, 0.932% 12/25/36 (e)(f)	94	51
Series 2007-1 Class A2, 0.862% 3/25/37 (e)(f)	422	381
Series 2007-2A:
Class A1, 0.862% 7/25/37 (e)(f)	455	400
Class A2, 0.912% 7/25/37 (e)(f)	427	346
Class M1, 0.962% 7/25/37 (e)(f)	149	117
Class M2, 1.002% 7/25/37 (e)(f)	82	63
Class M3, 1.082% 7/25/37 (e)(f)	64	43
Series 2007-3:
Class A2, 0.882% 7/25/37 (e)(f)	438	359
Class M1, 0.902% 7/25/37 (e)(f)	87	68
Class M2, 0.932% 7/25/37 (e)(f)	93	71
Class M3, 0.962% 7/25/37 (e)(f)	146	109
Class M4, 1.092% 7/25/37 (e)(f)	230	158
Class M5, 1.192% 7/25/37 (e)(f)	113	58
Series 2007-4A Class M1, 1.484% 9/25/37 (e)(f)	52	13
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(k)	925	32
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(k)	13,570	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (f)	509	514
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,951	5,070
C-BASS Trust floater Series 2006-SC1 Class A, 0.804% 5/25/36 (e)(f)	48	48
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.5346% 12/15/27 (e)(f)	2,763	2,758
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7114% 12/10/49 (f)	4,371	4,417
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	678	678
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.69% 6/15/39 (f)	381	384
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	806	820
CSMC Series 2015-TOWN:
Class B, 2.4346% 3/15/17 (e)(f)	1,574	1,546
Class C, 2.7846% 3/15/17 (e)(f)	1,534	1,502
Class D, 3.7346% 3/15/17 (e)(f)	2,321	2,304
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (e)(f)	7,930	8,084
Class CFX, 3.3822% 12/15/34 (e)(f)	6,656	6,717
Class DFX, 3.3822% 12/15/34 (e)(f)	5,641	5,628
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	11,850	11,893
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (e)	39	39
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.1882% 4/15/27 (e)(f)	2,117	2,088
Class D, 2.7882% 4/15/27 (e)(f)	4,512	4,429
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	873	871
Series 2007-CB18 Class A4, 5.44% 6/12/47	1,237	1,237
Series 2007-CB19 Class A4, 5.7148% 2/12/49 (f)	3,391	3,413
Series 2007-LD11 Class A4, 5.7546% 6/15/49 (f)	30,423	30,675
Series 2007-LDPX Class A3, 5.42% 1/15/49	6,930	6,949
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	11	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9164% 7/15/44 (f)	2,610	2,660
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A3, 5.43% 2/15/40	1,056	1,060
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	775	781
Series 2007-C7 Class A3, 5.866% 9/15/45	2,808	2,885
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	1,899	1,942
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	699	698
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	10,761	10,806
Series 2007-7 Class A4, 5.7361% 6/12/50 (f)	3,804	3,843
Series 2007-8 Class A3, 5.873% 8/12/49 (f)	1,080	1,096
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.738% 7/15/19 (e)(f)	393	393
sequential payer Series 2007-IQ15 Class A4, 5.9061% 6/11/49 (f)	20,404	20,782
Series 2007-IQ14 Class A4, 5.692% 4/15/49	10,381	10,427
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (e)(f)	10,024	10,018
Class B, 4.181% 11/15/34 (e)	3,538	3,536
Class C, 5.205% 11/15/34 (e)	2,482	2,480
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	160	76
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	16,292	16,300
Series 2007-C31:
Class A4, 5.509% 4/15/47	35,211	35,347
Class A5, 5.5% 4/15/47	5,339	5,380
Series 2007-C32 Class A3, 5.7026% 6/15/49 (f)	4,548	4,594
Series 2007-C33:
Class A4, 5.9588% 2/15/51 (f)	19,343	19,469
Class A5, 5.9588% 2/15/51 (f)	870	886
Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	3,942	3,455
Class D, 5.513% 12/15/43 (f)	2,102	1,826
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $303,819)		300,189

Municipal Securities - 1.2%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,793
7.3% 10/1/39	18,960	26,901
7.5% 4/1/34	8,780	12,472
7.55% 4/1/39	21,130	31,400
7.625% 3/1/40	2,920	4,303
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,349
Series 2010 C1, 7.781% 1/1/35	13,980	15,088
Series 2012 B, 5.432% 1/1/42	6,845	5,634
Series 2014 B, 6.314% 1/1/44	14,335	13,155
6.05% 1/1/29	475	479
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	40,023
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,205	3,259
4.95% 6/1/23	8,975	9,302
5.1% 6/1/33	85,900	77,094
Series 2010-1, 6.63% 2/1/35	17,960	18,362
Series 2010-3:
5.547% 4/1/19	185	194
6.725% 4/1/35	10,580	10,963
7.35% 7/1/35	5,140	5,584
Series 2010-5, 6.2% 7/1/21	4,120	4,374
Series 2011:
5.365% 3/1/17	215	217
5.665% 3/1/18	9,625	10,007
5.877% 3/1/19	26,600	28,259
Series 2013, 4% 12/1/20	7,040	7,122
TOTAL MUNICIPAL SECURITIES
(Cost $328,297)		327,334

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21 (Cost $3,143)	$3,000	$3,083

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	$8,000	$7,985
2.95% 7/23/21	8,837	8,897
Discover Bank:
(Delaware) 3.2% 8/9/21	10,936	11,006
3.1% 6/4/20	11,505	11,629
8.7% 11/18/19	745	855
Marshall & Ilsley Bank 5% 1/17/17	10,492	10,532
RBS Citizens NA 2.5% 3/14/19	5,410	5,448
Regions Bank 7.5% 5/15/18	13,814	14,861
UBS AG Stamford Branch 1.8% 3/26/18	12,466	12,469
Wachovia Bank NA 6% 11/15/17	8,083	8,417
TOTAL BANK NOTES
(Cost $91,246)		92,099
	Shares	Value (000s)

Fixed-Income Funds - 9.4%
Fidelity High Income Central Fund 2 (l)	6,372,306	$697,194
Fidelity Mortgage Backed Securities Central Fund (l)	18,147,868	1,966,322
TOTAL FIXED-INCOME FUNDS
(Cost $2,590,226)		2,663,516

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.39% (m)	588,862,818	588,981
Fidelity Securities Lending Cash Central Fund 0.48% (m)(n)	60,374,696	60,387
TOTAL MONEY MARKET FUNDS
(Cost $649,256)		649,368
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.2%
Investments in repurchase agreements in a joint trading account at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $68,703)	68,704	68,703
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $25,277,968)		28,734,955
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(442,917)
NET ASSETS - 100%		$28,292,038

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 12/1/31	$(60,100)	$(60,330)
3% 12/1/46	(70,150)	(69,783)
3% 12/1/46	(68,750)	(68,390)
3% 12/1/46	(23,800)	(23,675)
3% 12/1/46	(70,150)	(69,783)
3% 12/1/46	(5,750)	(5,720)
3.5% 12/1/46	(28,700)	(29,442)
3.5% 12/1/46	(94,870)	(97,324)
3.5% 12/1/46	(29,750)	(30,519)
3.5% 1/1/47	(73,100)	(74,856)
4% 12/1/46	(23,500)	(24,721)
4% 12/1/46	(5,450)	(5,733)

TOTAL FANNIE MAE		(560,276)

Ginnie Mae
3% 12/1/46	(93,400)	(94,772)
3.5% 12/1/46	(55,800)	(58,041)
3.5% 12/1/46	(72,720)	(75,640)
3.5% 12/1/46	(116,750)	(121,438)

TOTAL GINNIE MAE		(349,891)

TOTAL TBA SALE COMMITMENTS
(Proceeds $919,456)		$(910,167)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,013 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	111,369	$3,273
Treasury Contracts
972 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	121,029	(382)
1,580 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	342,564	(180)
196 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	29,651	(98)
TOTAL TREASURY CONTRACTS			(660)
TOTAL FUTURES CONTRACTS			$2,613

The face value of futures purchased as a percentage of Net Assets is 2.1%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 161	$(153)	$0	$(153)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,240,000 or 0.1% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $532,139,000 or 1.9% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,572,000.

 (h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $113,000.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc.	10/11/16	$13,659
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$825
Fidelity High Income Central Fund 2	10,963
Fidelity Mortgage Backed Securities Central Fund	11,276
Fidelity Securities Lending Cash Central Fund	709
Total	$23,773

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$706,179	$--	$--	$697,194	82.6%
Fidelity Mortgage Backed Securities Central Fund	2,185,003	--	174,858	1,966,322	29.4%
Total	$2,891,182	$--	$174,858	$2,663,516

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$37,297	$5,343	$--	$--	$21,661
Sunrun, Inc.	32,153	5,730	--	--	32,087
Total	$69,450	$11,073	$--	$--	$53,748

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,431,571	$2,431,571	$--	$--
Consumer Staples	1,683,680	1,683,680	--	--
Energy	1,437,432	1,437,432	--	--
Financials	2,693,613	2,693,613	--	--
Health Care	2,375,124	2,375,124	--	--
Industrials	1,844,453	1,844,453	--	--
Information Technology	3,501,395	3,472,359	26,655	2,381
Materials	539,370	539,370	--	--
Real Estate	502,195	502,195	--	--
Telecommunication Services	461,635	461,635	--	--
Utilities	588,126	588,126	--	--
Corporate Bonds	3,749,308	--	3,749,308	--
U.S. Government and Government Agency Obligations	2,118,393	--	2,118,393	--
U.S. Government Agency - Mortgage Securities	616,249	--	616,249	--
Asset-Backed Securities	59,411	--	53,833	5,578
Collateralized Mortgage Obligations	28,708	--	28,472	236
Commercial Mortgage Securities	300,189	--	299,873	316
Municipal Securities	327,334	--	327,334	--
Foreign Government and Government Agency Obligations	3,083	--	3,083	--
Bank Notes	92,099	--	92,099	--
Fixed-Income Funds	2,663,516	2,663,516	--	--
Money Market Funds	649,368	649,368	--	--
Cash Equivalents	68,703	--	68,703	--
Total Investments in Securities:	$28,734,955	$21,342,442	$7,384,002	$8,511
Derivative Instruments:
Assets
Futures Contracts	$3,273	$3,273	$--	$--
Total Assets	$3,273	$3,273	$--	$--
Liabilities
Futures Contracts	$(660)	$(660)	$--	$--
Swaps	(153)	--	(153)	--
Total Liabilities	$(813)	$(660)	$(153)	$--
Total Derivative Instruments:	$2,460	$2,613	$(153)	$--
Other Financial Instruments:
TBA Sale Commitments	$(910,167)	$--	$(910,167)	$--
Total Other Financial Instruments:	$(910,167)	$--	$(910,167)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$68,703,000 due 12/01/16 at 0.32%
Commerz Markets LLC	$68,703
$68,703

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $25,413,848,000. Net unrealized appreciation aggregated $3,321,107,000, of which $3,992,723,000 related to appreciated investment securities and $671,616,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Puritan® Fund

November 30, 2016

PUR-QTLY-0117
1.809105.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.0%
Chassix Holdings, Inc. (a)	18,330	$558
Delphi Automotive PLC	18,393	1,177
		1,735
Automobiles - 0.2%
General Motors Co.	78,098	2,697
General Motors Co. warrants 7/10/19 (a)	8,394	137
Tesla Motors, Inc. (a)	319,400	60,494
		63,328
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	71,700	2,467
Domino's Pizza, Inc.	92,100	15,476
Extended Stay America, Inc. unit	150,000	2,334
McDonald's Corp.	640,300	76,369
Red Rock Resorts, Inc. (b)	278,655	6,387
Starbucks Corp.	777,600	45,077
Vail Resorts, Inc.	1,058,927	167,734
		315,844
Household Durables - 0.3%
Newell Brands, Inc.	1,642,696	77,223
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	484,400	363,576
Expedia, Inc.	162,600	20,171
Netflix, Inc. (a)	335,800	39,289
Priceline Group, Inc. (a)	49,200	73,981
		497,017
Leisure Products - 0.2%
Hasbro, Inc.	574,200	49,031
Media - 4.0%
Altice NV Class A (a)	523,244	9,012
AMC Networks, Inc. Class A (a)	53,800	2,972
CBS Corp. Class B	1,153,400	70,034
Charter Communications, Inc. Class A (a)	497,864	137,067
Comcast Corp. Class A	2,637,700	183,347
Cumulus Media, Inc. Class A (a)	49,750	60
Lions Gate Entertainment Corp. (c)	2,246,800	52,575
Live Nation Entertainment, Inc. (a)	1,263,600	34,976
Publicis Groupe SA	36,972	2,399
Starz Series A (a)	1,419,200	48,054
The Walt Disney Co.	1,110,590	110,082
Time Warner, Inc.	1,035,200	95,052
Tribune Media Co. Class A	13,773	495
Tribune Publishing Co.	3,443	45
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc.	86,301	189,936
Vivendi SA	390,024	7,422
WME Entertainment Parent, LLC Class A unit (d)(e)	24,342,601	50,000
		993,528
Specialty Retail - 1.2%
Home Depot, Inc.	1,207,000	156,186
L Brands, Inc.	862,500	60,565
TJX Companies, Inc.	420,700	32,958
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	164,400	42,662
		292,371
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	144,500	21,290
Brunello Cucinelli SpA	1,407,200	26,771
Christian Dior SA	202,800	39,441
Hermes International SCA	81,100	33,470
lululemon athletica, Inc. (a)	509,500	29,036
Luxottica Group SpA	81,800	4,257
Michael Kors Holdings Ltd. (a)	653,761	30,393
NIKE, Inc. Class B	639,500	32,020
Ralph Lauren Corp.	51,500	5,387
Ted Baker PLC	302,900	9,721
Tory Burch LLC:
Class A unit (a)(d)(e)	702,741	39,030
Class B (a)(d)(e)	324,840	19,244
		290,060

TOTAL CONSUMER DISCRETIONARY		2,580,137

CONSUMER STAPLES - 4.9%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	120,700	12,542
Anheuser-Busch InBev SA NV ADR	287,800	29,721
Brown-Forman Corp. Class B (non-vtg.)	617,200	27,990
Coca-Cola European Partners PLC	469,700	15,246
Constellation Brands, Inc. Class A (sub. vtg.)	707,500	106,932
Kweichow Moutai Co. Ltd. (A Shares)	546,469	25,330
Molson Coors Brewing Co. Class B	1,430,500	140,232
Monster Beverage Corp. (a)	1,569,300	70,226
The Coca-Cola Co.	3,568,600	143,993
		572,212
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	578,500	86,839
Ovation Acquisition I LLC (e)	389,576	0
		86,839
Food Products - 0.4%
Bunge Ltd.	528,500	36,086
Mead Johnson Nutrition Co. Class A	227,800	16,422
Premium Brands Holdings Corp.	4,400	231
The Kraft Heinz Co.	430,200	35,126
WhiteWave Foods Co. (a)	90,000	4,958
		92,823
Household Products - 0.6%
Procter & Gamble Co.	1,144,800	94,400
Spectrum Brands Holdings, Inc. (c)	392,900	47,105
		141,505
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	667,800	51,888
L'Oreal SA	10,600	1,809
		53,697
Tobacco - 1.1%
Altria Group, Inc.	1,575,100	100,696
British American Tobacco PLC (United Kingdom)	747,500	40,918
Reynolds American, Inc.	2,467,784	133,507
		275,121

TOTAL CONSUMER STAPLES		1,222,197

ENERGY - 5.3%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	1,320,900	84,973
Halliburton Co.	700,000	37,163
Schlumberger Ltd.	2,454,282	206,282
		328,418
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.	2,548,300	176,215
Apache Corp.	748,600	49,370
Chevron Corp.	2,275,400	253,844
Cimarex Energy Co.	160,000	22,061
ConocoPhillips Co.	1,196,100	58,035
Devon Energy Corp.	2,256,100	109,037
EOG Resources, Inc.	520,000	53,310
EQT Corp.	217,900	15,270
Extraction Oil & Gas, Inc.	755,865	17,786
Golar LNG Ltd.	542,100	13,227
Imperial Oil Ltd.	1,965,800	67,302
RSP Permian, Inc. (a)	748,900	33,438
Southwestern Energy Co. (a)	5,695	65
Suncor Energy, Inc.	3,946,500	125,684
The Williams Companies, Inc.	33,200	1,019
Warrior Met Coal LLC Class A (e)	414	123
		995,786

TOTAL ENERGY		1,324,204

FINANCIALS - 9.4%
Banks - 5.5%
Bank of America Corp.	15,027,200	317,374
CIT Group, Inc.	683,000	27,901
Citigroup, Inc.	2,970,240	167,492
First Republic Bank	50,000	4,095
Hangzhou Hikvision Digital Technology Co. Ltd. (BNP Paribas Warrant Program) warrants 9/29/17 (a)(b)	7,792,950	28,459
JPMorgan Chase & Co.	1,364,423	109,386
PNC Financial Services Group, Inc.	636,200	70,326
SunTrust Banks, Inc.	2,171,100	112,789
TCF Financial Corp.	258,400	4,483
U.S. Bancorp	3,981,000	197,537
Wells Fargo & Co.	6,072,540	321,359
		1,361,201
Capital Markets - 1.2%
CBOE Holdings, Inc.	522,500	36,000
Goldman Sachs Group, Inc.	706,900	155,016
Invesco Ltd.	780,500	24,437
Moody's Corp.	482,800	48,521
Motors Liquidation Co. GUC Trust (a)	28,150	234
S&P Global, Inc.	328,800	39,124
		303,332
Consumer Finance - 0.7%
Capital One Financial Corp.	2,179,600	183,174
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	218,196
Senseonics Holdings, Inc. (c)	3,508,771	10,035
		228,231
Insurance - 1.1%
Chubb Ltd.	1,750,347	224,044
MetLife, Inc.	926,300	50,956
		275,000

TOTAL FINANCIALS		2,350,938

HEALTH CARE - 8.8%
Biotechnology - 2.7%
ACADIA Pharmaceuticals, Inc. (a)(c)	1,662,304	44,866
Acceleron Pharma, Inc. (a)	130,400	4,393
Alexion Pharmaceuticals, Inc. (a)	891,100	109,240
Amgen, Inc.	2,130,800	306,984
Asterias Biotherapeutics, Inc. warrants 2/15/17 (a)	26,174	12
Biogen, Inc. (a)	197,800	58,167
Geron Corp. (a)(c)	3,139,900	6,405
Macrogenics, Inc. (a)	226,200	5,865
Neurocrine Biosciences, Inc. (a)	579,100	26,899
Puma Biotechnology, Inc. (a)	215,502	9,277
Spark Therapeutics, Inc. (a)	178,800	9,836
Vertex Pharmaceuticals, Inc. (a)	1,083,600	88,433
		670,377
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	9,659,000	197,623
Corindus Vascular Robotics, Inc. (a)(c)(f)	1,315,800	908
Corindus Vascular Robotics, Inc. (a)(e)(f)	5,000,000	3,450
Danaher Corp.	1,192,200	93,194
Intuitive Surgical, Inc. (a)	43,700	28,131
Medtronic PLC	3,499,686	255,512
Nevro Corp. (a)	97,476	7,411
		586,229
Health Care Providers & Services - 0.9%
Cigna Corp.	195,400	26,328
HCA Holdings, Inc. (a)	91,500	6,486
HealthSouth Corp. warrants 1/17/17 (a)	1,835	4
Legend Acquisition, Inc. (a)	2,509	43
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
UnitedHealth Group, Inc.	1,129,100	178,759
		211,620
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	1,862	248
Pharmaceuticals - 2.9%
Allergan PLC	1,127,489	219,071
Bristol-Myers Squibb Co.	949,100	53,567
Catalent, Inc. (a)	976,100	23,358
Endo International PLC (a)	792,100	12,682
GlaxoSmithKline PLC sponsored ADR	1,160,400	43,852
Jazz Pharmaceuticals PLC (a)	114,600	11,876
Johnson & Johnson	2,214,200	246,440
Pfizer, Inc.	234,400	7,534
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,329,200	50,111
The Medicines Company (a)	618,500	21,709
TherapeuticsMD, Inc. (a)	5,109,226	30,349
		720,549

TOTAL HEALTH CARE		2,189,023

INDUSTRIALS - 5.3%
Aerospace & Defense - 2.2%
General Dynamics Corp.	560,100	98,214
Huntington Ingalls Industries, Inc.	371,800	66,463
Northrop Grumman Corp.	601,600	150,189
Raytheon Co.	716,700	107,175
Rockwell Collins, Inc.	489,900	45,424
Taser International, Inc. (a)	683,700	18,617
United Technologies Corp.	516,400	55,627
		541,709
Air Freight & Logistics - 0.1%
FedEx Corp.	179,200	34,347
Building Products - 0.1%
Lennox International, Inc.	138,300	20,561
Masonite International Corp. (a)	10,749	697
		21,258
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(e)	5,819,318	349
Electrical Equipment - 0.2%
AMETEK, Inc.	369,500	17,496
Fortive Corp.	596,100	32,780
		50,276
Industrial Conglomerates - 0.9%
General Electric Co.	5,246,100	161,370
Honeywell International, Inc.	502,200	57,221
		218,591
Machinery - 1.0%
AGCO Corp.	710,900	39,668
Caterpillar, Inc.	1,553,100	148,414
Deere & Co.	384,500	38,527
Ingersoll-Rand PLC	305,600	22,779
		249,388
Road & Rail - 0.7%
CSX Corp.	1,057,900	37,883
Norfolk Southern Corp.	1,223,100	130,211
		168,094
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	340,600	30,429
United Rentals, Inc. (a)	22,500	2,275
		32,704

TOTAL INDUSTRIALS		1,316,716

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.3%
Cisco Systems, Inc.	2,395,000	71,419
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	46,253
CDW Corp.	100,000	5,124
E Ink Holdings, Inc. GDR (b)	140,100	998
Keysight Technologies, Inc. (a)	637,727	23,487
		75,862
Internet Software & Services - 4.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	548,300	51,551
Alphabet, Inc. Class C (a)	896,383	679,462
Facebook, Inc. Class A (a)	3,187,060	377,412
Mail.Ru Group Ltd. GDR (a)(b)	77,400	1,393
Pandora Media, Inc. (a)(c)	23,894	278
Spotify Technology SA (a)(e)	15,262	27,578
		1,137,674
IT Services - 3.1%
Accenture PLC Class A	1,341,100	160,168
Computer Sciences Corp.	561,000	34,013
Global Payments, Inc.	403,800	27,680
MasterCard, Inc. Class A	1,733,200	177,133
PayPal Holdings, Inc. (a)	1,031,200	40,506
Visa, Inc. Class A	4,293,975	332,010
		771,510
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	477,600	35,457
Broadcom Ltd.	677,830	115,563
Cypress Semiconductor Corp.	1,614	18
Lam Research Corp.	497,766	52,773
NXP Semiconductors NV (a)	944,397	93,637
Qorvo, Inc. (a)	199,900	10,677
Qualcomm, Inc.	2,761,700	188,155
Texas Instruments, Inc.	600,600	44,402
		540,682
Software - 4.0%
Activision Blizzard, Inc.	2,690,700	98,507
Adobe Systems, Inc. (a)	1,068,191	109,821
Autodesk, Inc. (a)	728,400	52,889
Citrix Systems, Inc. (a)	215,400	18,682
Electronic Arts, Inc. (a)	548,500	43,463
Microsoft Corp.	8,000,100	482,086
Mobileye NV (a)	991,840	36,926
Oracle Corp.	2,053,000	82,510
Salesforce.com, Inc. (a)	930,200	66,974
Workday, Inc. Class A (a)	174,300	14,697
		1,006,555
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	6,032,500	666,712
Samsung Electronics Co. Ltd.	25,123	37,250
		703,962

TOTAL INFORMATION TECHNOLOGY		4,307,664

MATERIALS - 2.2%
Chemicals - 1.8%
AdvanSix, Inc. (a)	40,176	751
E.I. du Pont de Nemours & Co.	2,712,475	199,665
LyondellBasell Industries NV Class A	885,332	79,963
Monsanto Co.	795,800	81,737
Potash Corp. of Saskatchewan, Inc.	551,000	10,050
Sherwin-Williams Co.	159,200	42,772
The Chemours Co. LLC	395,195	9,769
The Scotts Miracle-Gro Co. Class A	461,400	42,112
		466,819
Construction Materials - 0.1%
Eagle Materials, Inc.	199,200	19,362
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd. (Canada) (c)	587,800	24,154
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	626
Barrick Gold Corp.	1,722,500	25,838
Newmont Mining Corp.	372,700	12,090
Randgold Resources Ltd. sponsored ADR	150,700	10,832
Walter Energy Guc Trust	7	2
		73,542

TOTAL MATERIALS		559,723

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	1,771,900	181,212
Gaming & Leisure Properties	173,400	5,290
Public Storage	301,900	63,188
Simon Property Group, Inc.	248,400	44,625
Store Capital Corp.	1,263,200	31,226
		325,541
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Broadview Networks Holdings, Inc. (a)	123,987	161
Iliad SA	28,725	5,465
		5,626
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	1,088,800	59,024

TOTAL TELECOMMUNICATION SERVICES		64,650

UTILITIES - 0.7%
Electric Utilities - 0.6%
Edison International	1,127,707	77,552
NextEra Energy, Inc.	302,600	34,566
PPL Corp.	410,800	13,745
Xcel Energy, Inc.	746,300	29,113
		154,976
Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. Class C	120,600	1,851
Multi-Utilities - 0.1%
Sempra Energy	184,400	18,403

TOTAL UTILITIES		175,230

TOTAL COMMON STOCKS
(Cost $12,560,438)		16,416,023

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(e)	1,082,251	2,165
Roku, Inc. Series F, 8.00% (a)(e)	5,520,836	9,661
		11,826
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(e)	196,700	7,175
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (a)(e)	508,444	32,927
TOTAL CONSUMER DISCRETIONARY		51,928
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	169,100	4,620
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (e)	8,512,822	2,597
Mulberry Health, Inc. Series A8 (e)	2,960,879	19,335
		21,932
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	12,300	8,819
Teva Pharmaceutical Industries Ltd. 7%	5,570	3,676
		12,495
TOTAL HEALTH CARE		34,427
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(e)	1,611,548	78,599
Software - 0.0%
Deem, Inc. (a)(e)	2,497,881	1,249
TOTAL INFORMATION TECHNOLOGY		79,848
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00% (a)	42,400	2,768

TOTAL CONVERTIBLE PREFERRED STOCKS		173,591

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(d)(e)	619,047	0
FINANCIALS - 0.0%
Capital Markets - 0.0%
GMAC Capital Trust I Series 2, 8.125%	294,279	7,401

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,401

TOTAL PREFERRED STOCKS
(Cost $147,551)		180,992
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 17.2%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	332
3.5% 1/15/31 (b)	4,584	2,457
		2,789
Nonconvertible Bonds - 17.2%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Gates Global LLC/Gates Global Co. 6% 7/15/22 (b)	1,260	1,203
Automobiles - 0.4%
Ford Motor Co. 4.75% 1/15/43	10,000	9,368
General Motors Co.:
3.5% 10/2/18	4,530	4,614
5.2% 4/1/45	2,729	2,582
6.25% 10/2/43	763	821
6.6% 4/1/36	3,372	3,783
6.75% 4/1/46	5,655	6,506
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,445	1,454
3.15% 1/15/20	12,000	12,051
3.25% 5/15/18	3,070	3,100
3.5% 7/10/19	17,868	18,166
4% 1/15/25	6,368	6,181
4.25% 5/15/23	3,285	3,293
4.375% 9/25/21	11,267	11,650
4.75% 8/15/17	2,505	2,559
Volkswagen International Finance NV 2.375% 3/22/17 (b)	1,515	1,520
		87,648
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)	2,265	2,112
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	565
Laureate Education, Inc. 10% 9/1/19 (b)(g)	13,090	12,583
Service Corp. International 5.375% 1/15/22	505	523
		13,671
Hotels, Restaurants & Leisure - 0.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.625% 1/15/22 (b)	1,175	1,194
24 Hour Holdings III LLC 8% 6/1/22 (b)	510	426
Aramark Services, Inc. 5.125% 1/15/24 (b)	4,620	4,743
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	4,601
Chukchansi Economic Development Authority 9.75% 5/30/20 (b)(h)	2,861	1,173
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	752
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	5,680	5,950
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (b)	1,080	1,107
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)	5,275	5,328
5.25% 6/1/26 (b)	2,850	2,879
Landry's Acquisition Co. 6.75% 10/15/24 (b)	1,640	1,640
McDonald's Corp.:
3.7% 1/30/26	3,379	3,424
4.7% 12/9/35	1,744	1,813
4.875% 12/9/45	2,737	2,892
MGM Mirage, Inc. 6% 3/15/23	1,630	1,752
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	865	874
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (g)	4,650	5,051
Playa Resorts Holding BV 8% 8/15/20 (b)	90	93
Scientific Games Corp. 10% 12/1/22	6,840	6,413
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	1,180	1,210
7.25% 11/30/21 (b)	3,070	3,170
Studio City Finance Ltd. 8.5% 12/1/20 (b)	1,000	1,030
Wynn Macau Ltd. 5.25% 10/15/21 (b)	605	608
		58,123
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23 (g)	775	775
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	785	789
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	620	629
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)	925	934
5.75% 10/15/20	4,574	4,706
7% 7/15/24 (b)	1,160	1,225
8.25% 2/15/21 (g)	515	532
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	1,395	1,405
William Lyon Homes, Inc.:
5.75% 4/15/19	470	475
7% 8/15/22	2,585	2,682
8.5% 11/15/20	1,310	1,362
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)	1,350	1,283
		16,797
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc.:
4.375% 11/15/26 (b)	3,415	3,325
5.5% 2/15/22	5,000	5,350
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	2,475	2,580
		11,255
Media - 1.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,745	5,600
7.75% 12/1/45	8,012	11,186
Altice SA:
7.625% 2/15/25 (b)	4,905	5,028
7.75% 5/15/22 (b)	10,065	10,543
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	2,375	2,402
7.75% 7/15/25 (b)	3,160	3,381
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,363
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	1,810	1,498
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	15,832
Cable One, Inc. 5.75% 6/15/22 (b)	895	922
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	285
5.625% 2/15/24	670	688
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,623
5.25% 3/15/21	3,375	3,497
5.5% 5/1/26 (b)	1,035	1,045
5.75% 9/1/23	945	991
5.75% 1/15/24	4,235	4,431
5.75% 2/15/26 (b)	5,010	5,148
5.875% 5/1/27 (b)	3,385	3,453
Cengage Learning, Inc. 9.5% 6/15/24 (b)	3,725	3,250
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)	325	332
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)	3,345	3,295
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)	7,702	7,994
4.908% 7/23/25 (b)	5,177	5,397
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,288
5.125% 12/15/22	355	365
Clear Channel Communications, Inc. 5.5% 12/15/16	4,925	4,531
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	740
7.625% 3/15/20	585	547
Series B, 6.5% 11/15/22	1,455	1,470
7.625% 3/15/20	4,105	4,049
Columbus International, Inc. 7.375% 3/30/21 (b)	7,655	8,143
CSC Holdings, Inc. 5.5% 4/15/27 (b)	8,830	8,714
Discovery Communications LLC 5.05% 6/1/20	168	181
DISH DBS Corp.:
5% 3/15/23	2,675	2,642
5.875% 7/15/22	2,655	2,748
6.75% 6/1/21	3,515	3,779
Gray Television, Inc. 5.875% 7/15/26 (b)	985	940
Lamar Media Corp.:
5.375% 1/15/24	630	649
5.875% 2/1/22	525	541
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)	5,226	5,148
MDC Partners, Inc. 6.5% 5/1/24 (b)	3,195	2,744
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(g)	15,108	14,881
National CineMedia LLC 6% 4/15/22	2,600	2,678
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(g)	4,185	2,762
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	685	699
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	2,775	2,942
Regal Entertainment Group 5.75% 3/15/22	1,230	1,292
Sirius XM Radio, Inc.:
5.375% 4/15/25 (b)	1,490	1,486
5.75% 8/1/21 (b)	2,580	2,693
Starz LLC/Starz Finance Corp. 5% 9/15/19	5,000	5,071
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,917
4.5% 9/15/42	2,819	2,482
5.5% 9/1/41	2,304	2,293
5.85% 5/1/17	1,621	1,650
6.55% 5/1/37	10,296	11,527
6.75% 7/1/18	1,581	1,694
7.3% 7/1/38	3,823	4,546
8.25% 4/1/19	10,176	11,483
Time Warner, Inc. 2.1% 6/1/19	10,446	10,420
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)	1,340	1,374
Viacom, Inc. 2.5% 9/1/18	714	719
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	1,060	1,097
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	4,820	5,073
13.375% 10/15/19	358	381
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)	1,120	1,100
6% 1/15/27 (b)	4,760	4,570
		254,233
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,350
5.75% 2/15/18	400	408
7.4% 4/1/37	440	389
8.125% 10/1/19	2,160	2,336
		4,483
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35	1,800	1,800
Sonic Automotive, Inc.:
5% 5/15/23	195	188
7% 7/15/22	885	923
		2,911
TOTAL CONSUMER DISCRETIONARY		452,436
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,096
3.3% 2/1/23	15,133	15,301
4.7% 2/1/36	14,328	14,977
4.9% 2/1/46	16,386	17,489
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	1,947	1,951
		63,814
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	3,775	3,704
6.625% 6/15/24 (b)	2,555	2,641
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	3,435	3,280
CVS Health Corp.:
3.5% 7/20/22	3,373	3,461
3.875% 7/20/25	5,311	5,441
ESAL GmbH 6.25% 2/5/23 (b)	8,595	8,213
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)	775	775
Minerva Luxembourg SA 6.5% 9/20/26 (b)	2,115	1,988
Performance Food Group, Inc. 5.5% 6/1/24 (b)	1,050	1,053
Rite Aid Corp.:
6.875% 12/15/28 (b)(g)	3,505	4,171
7.7% 2/15/27	3,085	3,810
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	2,955	2,549
U.S. Foods, Inc. 5.875% 6/15/24 (b)	2,005	2,055
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,204
3.3% 11/18/21	3,750	3,823
		50,168
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (b)	417	436
Darling International, Inc. 5.375% 1/15/22	745	775
JBS Investments GmbH 7.25% 4/3/24 (b)	2,225	2,233
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	6,075	5,954
5.875% 7/15/24 (b)	1,370	1,363
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	926
Post Holdings, Inc.:
7.75% 3/15/24 (b)	6,115	6,742
8% 7/15/25 (b)	555	623
TreeHouse Foods, Inc. 6% 2/15/24 (b)	1,065	1,105
William Wrigley Jr. Co. 2% 10/20/17 (b)	4,607	4,632
		24,789
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 5.75% 7/15/25	1,135	1,178
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,008
4% 1/31/24	3,123	3,295
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	6,420	6,570
4.25% 7/21/25 (b)	6,420	6,599
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,252
3.25% 6/12/20	1,273	1,308
4% 6/12/22	4,375	4,605
4.45% 6/12/25	3,173	3,357
4.85% 9/15/23	7,000	7,624
5.7% 8/15/35	1,646	1,883
5.85% 8/15/45	12,632	14,922
7.25% 6/15/37	6,101	7,934
Vector Group Ltd. 7.75% 2/15/21	1,285	1,340
		66,697
TOTAL CONSUMER STAPLES		206,646
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	6,122
6.5% 4/1/20	2,937	3,230
Ensco PLC:
4.5% 10/1/24	1,690	1,352
5.2% 3/15/25	75	61
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,485	683
Halliburton Co.:
3.8% 11/15/25	3,469	3,479
4.85% 11/15/35	3,029	3,090
5% 11/15/45	4,151	4,236
Hornbeck Offshore Services, Inc.:
5% 3/1/21	25	13
5.875% 4/1/20	2,439	1,488
Noble Holding International Ltd.:
3.95% 3/15/22	230	171
4.625% 3/1/21	765	608
5.25% 3/16/18	470	466
6.05% 3/1/41	80	46
7.2% 4/1/25 (g)	2,995	2,366
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)	2,355	1,013
Pride International, Inc. 7.875% 8/15/40	2,554	2,179
Summit Midstream Holdings LLC 7.5% 7/1/21	500	524
Transocean, Inc. 6.8% 12/15/16 (g)	3,719	3,724
Weatherford International Ltd.:
4.5% 4/15/22	1,865	1,617
7.75% 6/15/21	2,420	2,366
8.25% 6/15/23	2,940	2,867
9.875% 2/15/24 (b)	3,070	3,162
		44,863
Oil, Gas & Consumable Fuels - 2.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,700
Alpha Natural Resources, Inc. 9.75% 4/15/18 (h)	1,099	71
Anadarko Finance Co. 7.5% 5/1/31	1,622	2,009
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,523
5.55% 3/15/26	4,888	5,333
6.375% 9/15/17	2,738	2,844
6.6% 3/15/46	6,640	7,729
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)	785	801
Antero Resources Corp.:
5.125% 12/1/22	7,435	7,547
5.625% 6/1/23 (Reg. S)	1,835	1,869
Antero Resources Finance Corp.:
5.375% 11/1/21	1,790	1,837
6% 12/1/20	760	784
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (b)	5,000	4,875
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,187
4.742% 3/11/21	4,210	4,570
Callon Petroleum Co. 6.125% 10/1/24 (b)	730	748
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,250	2,241
5.85% 2/1/35	3,450	3,522
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	910	928
Cenovus Energy, Inc. 5.7% 10/15/19	5,158	5,486
Chesapeake Energy Corp.:
4.13% 4/15/19 (g)	2,150	2,032
4.875% 4/15/22	5,325	4,540
5.75% 3/15/23	1,800	1,548
8% 12/15/22 (b)	6,740	6,976
Citgo Holding, Inc. 10.75% 2/15/20 (b)	2,315	2,416
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,219
3.3% 6/1/20	5,938	6,019
4.5% 6/1/25	1,813	1,882
Concho Resources, Inc.:
5.5% 10/1/22	1,090	1,120
5.5% 4/1/23	750	771
CONSOL Energy, Inc. 8% 4/1/23	5,000	5,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,167
DCP Midstream LLC:
4.75% 9/30/21 (b)	5,634	5,719
5.35% 3/15/20 (b)	5,174	5,391
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,664
2.7% 4/1/19	4,139	4,113
3.875% 3/15/23	2,327	2,233
4.95% 4/1/22	1,048	1,066
5.6% 4/1/44	1,686	1,551
Denbury Resources, Inc. 4.625% 7/15/23	4,625	3,561
Duke Energy Field Services 6.45% 11/3/36 (b)	3,753	3,697
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,279
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	4,545	4,542
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,656	1,626
3.9% 5/15/24 (g)	1,746	1,621
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,881
4.375% 10/15/20	4,351	4,544
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,400
5.5% 12/1/46	2,759	2,812
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)	990	1,020
Gibson Energy, Inc. 6.75% 7/15/21 (b)	160	166
Global Partners LP/GLP Finance Corp. 7% 6/15/23	1,420	1,356
Halcon Resources Corp. 8.625% 2/1/20 (b)	565	579
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (b)	6,625	6,724
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	4,420	3,647
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,018
3.5% 3/1/21	2,994	3,023
6.55% 9/15/40	674	704
Kinder Morgan, Inc.:
3.05% 12/1/19	1,267	1,283
5% 2/15/21 (b)	3,749	3,980
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (h)	3,390	1,085
6.5% 9/15/21 (h)	720	238
7.75% 2/1/21 (h)	20	7
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,437
Motiva Enterprises LLC 5.75% 1/15/20 (b)	3,614	3,926
MPLX LP 4% 2/15/25	962	914
Murphy Oil Corp. 6.875% 8/15/24	550	579
Nakilat, Inc. 6.067% 12/31/33 (b)	1,839	2,096
Nexen, Inc. 6.2% 7/30/19	1,865	2,038
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	4,129
Oasis Petroleum, Inc. 6.875% 3/15/22	595	613
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)	4,225	4,373
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)	2,850	2,722
Pemex Project Funding Master Trust 5.75% 3/1/18	6,634	6,873
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,216
4.875% 3/17/20	20,511	20,064
5.625% 5/20/43	11,155	7,965
7.25% 3/17/44	28,868	24,926
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	10,725	10,441
5.75% 1/20/20	16,310	16,351
7.875% 3/15/19	1,593	1,712
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,176
3.5% 7/23/20	7,125	6,917
3.5% 1/30/23	4,530	4,023
4.5% 1/23/26	6,398	5,673
4.625% 9/21/23 (b)	10,200	9,573
4.875% 1/24/22	2,315	2,252
4.875% 1/18/24	5,974	5,596
5.5% 1/21/21	12,842	13,009
5.5% 6/27/44	7,252	5,609
5.625% 1/23/46	6,203	4,822
6% 3/5/20	4,075	4,248
6.375% 1/23/45	13,324	11,309
6.5% 6/2/41	7,783	6,851
6.75% 9/21/47 (b)	14,484	12,704
6.875% 8/4/26 (b)	12,000	12,280
8% 5/3/19	3,283	3,570
Phillips 66 Co.:
2.95% 5/1/17	1,527	1,538
4.3% 4/1/22	5,338	5,744
Phillips 66 Partners LP 2.646% 2/15/20	527	523
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	1,890
Plains Exploration & Production Co.:
6.5% 11/15/20	395	407
6.625% 5/1/21	395	404
6.75% 2/1/22	3,225	3,354
6.875% 2/15/23	6,818	7,295
Range Resources Corp. 4.875% 5/15/25	1,040	983
Rice Energy, Inc.:
6.25% 5/1/22	2,320	2,372
7.25% 5/1/23	1,030	1,082
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	610
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)	2,575	2,543
5.625% 3/1/25	6,075	6,333
5.75% 5/15/24	8,830	9,316
5.875% 6/30/26 (b)	3,780	3,993
SemGroup Corp. 7.5% 6/15/21	2,610	2,662
Shell International Finance BV 4.375% 5/11/45	6,392	6,275
SM Energy Co.:
5% 1/15/24	1,585	1,494
5.625% 6/1/25	1,670	1,603
6.125% 11/15/22	4,030	4,040
6.5% 11/15/21	745	754
6.5% 1/1/23	80	80
6.75% 9/15/26	805	827
Southeast Supply Header LLC 4.25% 6/15/24 (b)	4,893	4,603
Southwestern Energy Co.:
5.8% 1/23/20 (g)	4,519	4,609
6.7% 1/23/25 (g)	3,470	3,435
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,000
Spectra Energy Partners LP 4.6% 6/15/21	1,296	1,378
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,229
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	6,670	6,703
6.25% 4/15/21	2,710	2,739
6.375% 4/1/23	965	967
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)	1,025	1,012
5.375% 2/1/27 (b)	1,025	1,012
6.375% 8/1/22	570	587
6.75% 3/15/24	7,000	7,420
Teekay Corp. 8.5% 1/15/20	2,250	2,064
Teine Energy Ltd. 6.875% 9/30/22 (b)	5,104	5,206
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	990	1,051
5.875% 10/1/20	235	242
6.125% 10/15/21	700	732
6.25% 10/15/22	2,750	2,943
6.375% 5/1/24	1,185	1,277
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	3,909
4.55% 6/24/24	19,902	19,404
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,661
5.375% 6/1/21	10,596	11,307
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	629
Western Refining, Inc. 6.25% 4/1/21	550	572
Williams Partners LP:
3.6% 3/15/22	5,146	5,083
3.9% 1/15/25	1,767	1,697
4% 11/15/21	2,349	2,389
4.3% 3/4/24	4,038	4,016
4.5% 11/15/23	2,564	2,596
WPX Energy, Inc.:
5.25% 9/15/24	1,975	1,923
6% 1/15/22	2,565	2,628
7.5% 8/1/20	1,140	1,203
8.25% 8/1/23	1,715	1,891
		603,150
TOTAL ENERGY		648,013
FINANCIALS - 6.0%
Banks - 2.8%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)	21,750	21,867
5.5% 7/12/20 (b)	16,673	17,257
5.75% 9/26/23 (b)	5,082	5,107
6.369% 6/16/18 (b)	10,462	10,946
6.5% 6/10/19 (b)	1,763	1,882
Bank of America Corp.:
2.6% 1/15/19	66,110	66,693
2.65% 4/1/19	28,149	28,434
3.5% 4/19/26	7,374	7,286
3.875% 8/1/25	4,168	4,238
3.95% 4/21/25	9,148	9,058
4% 1/22/25	2,059	2,055
4.2% 8/26/24	9,221	9,363
4.25% 10/22/26	5,465	5,495
5.75% 12/1/17	6,075	6,311
Barclays PLC:
2.75% 11/8/19	4,598	4,581
4.375% 1/12/26	8,817	8,801
BB&T Corp. 3.95% 3/22/22	1,495	1,563
CIT Group, Inc.:
5% 8/15/22	4,195	4,368
5% 8/1/23	2,755	2,838
5.25% 3/15/18	3,215	3,325
5.5% 2/15/19 (b)	5,285	5,579
Citigroup, Inc.:
1.75% 5/1/18	18,342	18,312
1.85% 11/24/17	30,961	31,048
2.4% 2/18/20	10,000	9,973
2.5% 7/29/19	32,442	32,655
2.55% 4/8/19	14,645	14,762
4.05% 7/30/22	14,700	15,168
4.3% 11/20/26	12,000	12,087
Citizens Bank NA 2.55% 5/13/21	2,268	2,255
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	6,650	6,685
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,333
3.75% 3/26/25	6,420	6,151
3.8% 9/15/22	9,940	9,935
3.8% 6/9/23	12,454	12,202
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,279
Discover Bank 7% 4/15/20	3,075	3,423
Fifth Third Bancorp:
3.5% 3/15/22	529	543
4.5% 6/1/18	418	433
5.45% 1/15/17	1,848	1,855
HBOS PLC 6.75% 5/21/18 (b)	408	432
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,906
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,931
Huntington National Bank:
2% 6/30/18	13,000	13,025
2.2% 4/1/19	2,700	2,703
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	4,062	3,609
5.71% 1/15/26 (b)	9,946	9,099
JPMorgan Chase & Co.:
2.95% 10/1/26	15,199	14,474
3.875% 9/10/24	12,321	12,451
4.125% 12/15/26	63,266	64,766
KeyCorp. 5.1% 3/24/21	519	569
Rabobank Nederland 4.375% 8/4/25	9,821	9,991
Regions Bank 6.45% 6/26/37	10,147	11,268
Regions Financial Corp. 3.2% 2/8/21	4,117	4,186
Royal Bank of Canada 4.65% 1/27/26	7,579	7,929
Royal Bank of Scotland Group PLC:
6% 12/19/23	13,834	14,012
6.1% 6/10/23	7,367	7,478
6.125% 12/15/22	35,362	36,614
Royal Bank Scotland Group PLC 5.125% 5/28/24	49,264	47,827
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,251
SunTrust Banks, Inc.:
2.35% 11/1/18	2,500	2,524
3.5% 1/20/17	4,123	4,130
		690,321
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	6,831
4.25% 2/15/24	2,760	2,782
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	8,000	8,190
Credit Suisse AG 6% 2/15/18	12,547	13,063
Deutsche Bank AG 4.5% 4/1/25	14,192	12,768
Deutsche Bank AG London Branch 2.85% 5/10/19	13,520	13,357
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,035
2.375% 1/22/18	10,000	10,061
2.55% 10/23/19	70,000	70,439
2.6% 4/23/20	1,300	1,301
2.625% 1/31/19	25,103	25,364
3.75% 2/25/26	15,000	15,051
5.95% 1/18/18	4,242	4,432
6.15% 4/1/18	3,466	3,656
Lazard Group LLC:
4.25% 11/14/20	4,447	4,661
6.85% 6/15/17	1,063	1,093
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,351
Morgan Stanley:
1.875% 1/5/18	13,596	13,613
2.125% 4/25/18	16,388	16,439
2.5% 1/24/19	97,536	98,371
4.875% 11/1/22	7,232	7,777
5.625% 9/23/19	453	492
5.95% 12/28/17	250	261
MSCI, Inc. 5.75% 8/15/25 (b)	870	914
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	7,000	6,841
Thomson Reuters Corp.:
1.3% 2/23/17	1,794	1,794
3.85% 9/29/24	4,335	4,409
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,807
UBS Group Funding Ltd. 4.125% 9/24/25 (b)	7,279	7,328
		382,481
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.75% 5/15/19	2,125	2,162
Ally Financial, Inc.:
4.625% 5/19/22	1,365	1,360
4.75% 9/10/18	2,295	2,358
5.75% 11/20/25	8,715	8,628
6.25% 12/1/17	1,800	1,865
8% 12/31/18	19,035	20,701
8% 11/1/31	15,256	17,316
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,503
Discover Financial Services:
3.85% 11/21/22	1,983	2,007
3.95% 11/6/24	15,000	14,811
5.2% 4/27/22	2,146	2,313
6.45% 6/12/17	10,512	10,767
Ford Motor Credit Co. LLC:
1.461% 3/27/17	32,000	32,008
2.375% 3/12/19	17,400	17,360
2.875% 10/1/18	8,500	8,591
3% 6/12/17	5,430	5,470
5% 5/15/18	8,500	8,841
5.875% 8/2/21	10,438	11,521
General Motors Acceptance Corp. 8% 11/1/31	6,130	6,942
Hyundai Capital America:
1.45% 2/6/17 (b)	5,366	5,368
2.125% 10/2/17 (b)	2,063	2,070
2.55% 2/6/19 (b)	5,366	5,395
2.875% 8/9/18 (b)	2,511	2,541
Navient Corp. 5.875% 10/25/24	7,190	6,651
SLM Corp.:
4.875% 6/17/19	5,955	6,119
5.5% 1/15/19	2,150	2,219
5.5% 1/25/23	3,410	3,240
6.125% 3/25/24	5,155	4,878
8% 3/25/20	5,930	6,516
8.45% 6/15/18	2,980	3,211
Synchrony Financial:
1.875% 8/15/17	1,300	1,302
3% 8/15/19	1,910	1,937
3.75% 8/15/21	7,084	7,297
4.25% 8/15/24	2,903	2,947
		241,215
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,013
3.875% 8/15/22	3,136	3,194
4.125% 6/15/26	2,949	2,926
Herc Rentals, Inc.:
7.5% 6/1/22 (b)	1,250	1,289
7.75% 6/1/24 (b)	1,250	1,284
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,297
5.875% 2/1/22	2,725	2,623
6% 8/1/20	2,230	2,220
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	5,380	5,380
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)	755	752
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)	3,080	3,403
		33,381
Insurance - 0.6%
ACE INA Holdings, Inc. 2.875% 11/3/22	4,232	4,266
AIA Group Ltd. 2.25% 3/11/19 (b)	1,203	1,208
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)	3,180	3,220
American International Group, Inc.:
3.3% 3/1/21	3,455	3,543
3.75% 7/10/25	11,144	11,182
4.875% 6/1/22	10,692	11,640
5.85% 1/16/18	12,000	12,543
Aon Corp. 5% 9/30/20	107	115
Five Corners Funding Trust 4.419% 11/15/23 (b)	8,055	8,461
Great-West Life & Annuity Insurance Co. 3.4492% 5/16/46 (b)(g)	2,008	1,717
Hartford Financial Services Group, Inc. 5.375% 3/15/17	595	601
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	1,675	1,711
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (b)	2,655	2,788
5% 6/1/21 (b)	6,063	6,618
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,745
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)	7,265	6,492
Metropolitan Life Global Funding I 1.875% 6/22/18 (b)	6,476	6,502
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	3,585	4,380
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	3,048	4,434
Pacific LifeCorp:
5.125% 1/30/43 (b)	6,960	7,022
6% 2/10/20 (b)	9,150	9,919
Prudential Financial, Inc.:
2.3% 8/15/18	783	790
4.5% 11/16/21	1,461	1,585
7.375% 6/15/19	1,880	2,116
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	6,853	7,293
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	1,569	1,597
4.125% 11/1/24 (b)	2,275	2,300
Unum Group:
3.875% 11/5/25	6,934	6,749
5.625% 9/15/20	2,879	3,137
5.75% 8/15/42	10,079	10,619
		148,293
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)	10,685	11,486
TOTAL FINANCIALS		1,507,177
HEALTH CARE - 1.1%
Biotechnology - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	5,738	5,775
3.6% 5/14/25	6,397	6,303
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	1,225	1,164
Amgen, Inc. 1.25% 5/22/17	11,041	11,048
		24,290
Health Care Providers & Services - 0.6%
Community Health Systems, Inc. 6.875% 2/1/22	7,985	5,325
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,257
5.75% 8/15/22	1,215	1,261
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,652
4.75% 11/15/21	14,348	15,490
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,808
4.25% 10/15/19	3,850	3,966
4.75% 5/1/23	305	307
5.375% 2/1/25	9,835	9,626
5.875% 3/15/22	365	392
5.875% 5/1/23	2,555	2,625
5.875% 2/15/26	5,470	5,449
6.25% 2/15/21	1,415	1,485
6.5% 2/15/20	13,898	15,131
7.5% 2/15/22	3,250	3,616
HealthSouth Corp.:
5.125% 3/15/23	800	788
5.75% 11/1/24	5,295	5,308
5.75% 9/15/25	6,165	6,150
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,919
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	641
Team Health, Inc. 7.25% 12/15/23 (b)	1,365	1,537
Tenet Healthcare Corp.:
5% 3/1/19 (g)	16,690	15,814
6.75% 6/15/23	7,355	6,289
7.5% 1/1/22 (b)(i)	1,030	1,059
8% 8/1/20	6,000	5,749
8.125% 4/1/22	4,590	4,200
UnitedHealth Group, Inc.:
3.35% 7/15/22	2,324	2,394
3.75% 7/15/25	6,406	6,646
Vizient, Inc. 10.375% 3/1/24 (b)	2,055	2,219
WellPoint, Inc. 1.875% 1/15/18	161	161
		141,264
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (b)	2,120	2,094
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	945	953
Pharmaceuticals - 0.4%
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,926
2.45% 6/15/19	3,241	3,259
3% 3/12/20	5,472	5,552
3.45% 3/15/22	9,527	9,669
Endo Finance LLC 5.375% 1/15/23 (b)(g)	350	305
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)	4,625	4,116
6.5% 2/1/25 (b)(g)	700	598
Forest Laboratories, Inc. 4.375% 2/1/19 (b)	2,160	2,246
Horizon Pharma PLC 6.625% 5/1/23	200	189
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (b)	3,675	3,859
Mylan N.V.:
2.5% 6/7/19 (b)	5,474	5,448
3.15% 6/15/21 (b)	7,274	7,154
3.95% 6/15/26 (b)	3,535	3,310
Perrigo Co. PLC 2.3% 11/8/18	1,537	1,539
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,365
3.9% 12/15/24	2,011	1,961
4.9% 12/15/44	883	806
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,927
2.8% 7/21/23	3,674	3,459
3.15% 10/1/26	4,374	4,045
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	6,565	5,515
5.5% 3/1/23 (b)	3,325	2,444
5.625% 12/1/21 (b)	810	624
5.875% 5/15/23 (b)	8,575	6,388
6.125% 4/15/25 (b)	12,070	8,932
6.75% 8/15/18 (b)	3,620	3,430
7.5% 7/15/21 (b)	4,615	3,900
VPI Escrow Corp. 6.375% 10/15/20 (b)	2,425	2,061
Zoetis, Inc. 1.875% 2/1/18	898	897
		108,924
TOTAL HEALTH CARE		277,525
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (b)	3,650	3,992
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	3,120	3,120
TransDigm, Inc.:
6% 7/15/22	1,155	1,190
6.375% 6/15/26 (b)	1,890	1,923
		10,225
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	1	1
9.798% 4/1/21	1,674	1,842
6.125% 4/29/18	415	431
6.648% 3/15/19	557	565
6.9% 7/2/19	177	178
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	941	960
8.36% 1/20/19	715	736
		4,713
Building Products - 0.1%
Builders FirstSource, Inc.:
5.625% 9/1/24 (b)	1,630	1,638
10.75% 8/15/23 (b)	5,000	5,725
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	1,800	2,039
HD Supply, Inc.:
5.25% 12/15/21 (b)	1,985	2,094
5.75% 4/15/24 (b)	3,090	3,160
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)	510	477
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)	1,085	1,055
6.125% 4/1/25 (b)	755	732
USG Corp.:
7.875% 3/30/20 (b)	905	941
8.25% 1/15/18 (g)	975	1,029
		18,890
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19	5,020	5,146
7.875% 12/1/22	10,170	10,856
8.75% 12/1/20	23,130	22,667
Cenveo Corp. 6% 8/1/19 (b)	730	648
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,740
6.375% 10/1/22	3,265	3,241
7.25% 12/1/20	775	797
Garda World Security Corp.:
7.25% 11/15/21 (b)	3,430	3,173
7.25% 11/15/21 (b)	525	486
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	215	215
TMS International Corp. 7.625% 10/15/21 (b)	255	208
		50,177
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	475	456
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,483
Schaeffler Finance BV 4.25% 5/15/21 (b)	1,760	1,801
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	950	618
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	212	224
Xerium Technologies, Inc. 9.5% 8/15/21 (b)	2,595	2,537
		7,119
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	630	518
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	3,065	1,824
8.125% 2/15/19	975	687
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	700	602
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (h)	755	151
		3,782
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,501
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)	1,245	1,033
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,765
2.125% 1/15/20	10,000	9,840
2.625% 9/4/18	6,100	6,147
3.375% 6/1/21	3,689	3,748
3.75% 2/1/22	6,505	6,701
3.875% 4/1/21	5,301	5,513
4.25% 9/15/24	4,566	4,639
4.75% 3/1/20	4,617	4,904
Aircastle Ltd. 5.5% 2/15/22	1,340	1,407
Ashtead Capital, Inc. 5.625% 10/1/24 (b)	1,825	1,898
International Lease Finance Corp.:
5.875% 8/15/22	4,385	4,792
7.125% 9/1/18 (b)	5,560	6,019
8.625% 1/15/22	3,910	4,716
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)	365	361
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,257
5.5% 7/15/25	975	982
5.5% 5/15/27	1,310	1,310
		66,999
TOTAL INDUSTRIALS		165,439
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,829
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	5,804
6.5% 1/15/28	1,110	1,160
		12,793
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	738
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)	13,573	13,832
5.875% 6/15/21 (b)	1,790	1,885
7.125% 6/15/24 (b)	1,740	1,901
Micron Technology, Inc. 7.5% 9/15/23 (b)	1,750	1,934
Sanmina Corp. 4.375% 6/1/19 (b)	1,295	1,334
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,098
6.55% 10/1/17	815	849
		23,571
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	927
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)	6,440	7,358
VeriSign, Inc. 4.625% 5/1/23	1,225	1,245
		9,530
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,770
Everi Payments, Inc. 10% 1/15/22	565	534
Xerox Corp. 2.95% 3/15/17	947	951
		3,255
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (b)	365	380
Micron Technology, Inc.:
5.25% 1/15/24 (b)	2,494	2,438
5.5% 2/1/25	1,695	1,665
5.875% 2/15/22	880	911
NXP BV/NXP Funding LLC 5.75% 2/15/21 (b)	1,595	1,655
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)	2,675	2,802
		9,851
Software - 0.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)	1,255	1,371
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)	2,485	2,603
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)	725	744
Open Text Corp. 5.875% 6/1/26 (b)	5,700	5,928
Parametric Technology Corp. 6% 5/15/24	585	616
		11,262
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	6,392	6,511
Hewlett Packard Enterprise Co. 6.6% 10/15/45 (b)	6,577	6,443
Western Digital Corp. 10.5% 4/1/24 (b)	2,750	3,183
		16,137
TOTAL INFORMATION TECHNOLOGY		86,399
MATERIALS - 0.3%
Chemicals - 0.1%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,790	2,103
10% 10/15/25	960	1,142
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	6,153	5,615
LSB Industries, Inc. 8.5% 8/1/19	265	245
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	4,638
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (h)	3,680	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)	4,355	4,290
10.375% 5/1/21 (b)	480	524
The Chemours Co. LLC:
6.625% 5/15/23	1,260	1,244
7% 5/15/25	825	813
Tronox Finance LLC 6.375% 8/15/20	3,365	3,066
		23,680
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (b)	1,380	1,377
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(g)	405	383
		1,760
Containers & Packaging - 0.0%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (b)	1,615	1,601
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (b)	680	691
6.75% 1/31/21 (b)	785	800
7.25% 5/15/24 (b)	3,410	3,563
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	2,135	2,183
Owens-Illinois, Inc. 7.8% 5/15/18	350	375
Sealed Air Corp. 6.5% 12/1/20 (b)	1,065	1,205
		10,418
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(g)	2,727	2,925
6.75% 10/19/75 (b)(g)	6,773	7,510
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)	585	616
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	7,189	7,257
4.5% 8/13/23 (Reg. S)	8,600	8,836
4.875% 11/4/44 (b)	1,735	1,650
4.875% 11/4/44 (Reg. S)	4,000	3,804
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	860	850
7% 2/15/21 (b)	2,255	2,221
7.25% 5/15/22 (b)	1,015	985
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)	1,085	1,183
Murray Energy Corp. 11.25% 4/15/21 (b)	830	589
New Gold, Inc.:
6.25% 11/15/22 (b)	615	618
7% 4/15/20 (b)	345	354
Novelis Corp. 5.875% 9/30/26 (b)	2,150	2,147
Teck Resources Ltd.:
8% 6/1/21 (b)	1,255	1,378
8.5% 6/1/24 (b)	3,430	4,005
Walter Energy, Inc. 9.5% 10/15/19 (b)(h)	800	0
		46,928
TOTAL MATERIALS		82,786
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,144
4.6% 4/1/22	2,000	2,120
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,600
American Tower Corp. 2.8% 6/1/20	6,000	6,026
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,548
Camden Property Trust 2.95% 12/15/22	2,154	2,115
CommonWealth REIT 5.875% 9/15/20	991	1,062
Corporate Office Properties LP:
3.6% 5/15/23	5,166	4,979
3.7% 6/15/21	3,614	3,698
5% 7/1/25	3,069	3,143
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	211
DDR Corp.:
3.625% 2/1/25	3,010	2,902
4.25% 2/1/26	2,564	2,564
4.625% 7/15/22	3,877	4,103
4.75% 4/15/18	4,595	4,740
7.5% 4/1/17	4,966	5,058
Duke Realty LP:
3.25% 6/30/26	1,061	1,025
3.625% 4/15/23	2,844	2,881
3.75% 12/1/24	2,012	2,037
3.875% 10/15/22	4,799	4,999
4.375% 6/15/22	3,202	3,415
6.75% 3/15/20	1,161	1,306
Equity One, Inc. 3.75% 11/15/22	7,300	7,472
ERP Operating LP 5.75% 6/15/17	637	652
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,529
HCP, Inc.:
3.15% 8/1/22	8,000	7,878
3.875% 8/15/24	11,000	10,903
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,386
4% 6/1/25	4,568	4,664
4.125% 4/1/19	11,300	11,734
4.7% 9/15/17	744	761
HRPT Properties Trust:
6.25% 6/15/17	726	727
6.65% 1/15/18	490	503
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,868
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	710	666
6.375% 3/1/24	1,545	1,584
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,592
4.5% 1/15/25	1,769	1,729
4.5% 4/1/27	21,587	20,646
4.95% 4/1/24	1,785	1,807
5.25% 1/15/26	7,807	7,997
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,202
5% 12/15/23	980	1,006
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,096
WP Carey, Inc. 4% 2/1/25	7,547	7,268
		178,346
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,427
4.1% 10/1/24	5,444	5,373
4.55% 10/1/29	5,444	5,326
4.95% 4/15/18	4,256	4,414
5.7% 5/1/17	268	272
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,971
3.95% 7/1/22	4,464	4,610
4.75% 10/1/25	4,899	5,112
5.25% 3/15/21	2,876	3,132
Essex Portfolio LP 5.5% 3/15/17	3,414	3,451
Howard Hughes Corp. 6.875% 10/1/21 (b)	1,690	1,782
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	801
Liberty Property LP:
3.25% 10/1/26	2,723	2,592
3.375% 6/15/23	2,951	2,930
4.125% 6/15/22	2,746	2,849
4.75% 10/1/20	6,595	7,017
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,044
3.15% 5/15/23	6,708	6,071
4.5% 4/18/22	1,689	1,704
Mid-America Apartments LP:
4% 11/15/25	1,682	1,702
4.3% 10/15/23	1,086	1,134
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,184
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)	1,760	1,804
Tanger Properties LP:
3.125% 9/1/26	3,612	3,397
3.75% 12/1/24	3,781	3,784
3.875% 12/1/23	2,341	2,378
6.125% 6/1/20	7,035	7,810
Ventas Realty LP:
1.25% 4/17/17	2,655	2,654
3.125% 6/15/23	1,874	1,836
3.5% 2/1/25	2,295	2,261
4.125% 1/15/26	2,088	2,135
4.375% 2/1/45	1,098	1,018
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,619
4% 4/30/19	1,771	1,840
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	464
		113,898
TOTAL REAL ESTATE		292,244
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
Altice Financing SA:
6.5% 1/15/22 (b)	2,300	2,370
6.625% 2/15/23 (b)	2,620	2,659
7.5% 5/15/26 (b)	3,625	3,675
Altice Finco SA:
7.625% 2/15/25 (b)	4,785	4,701
8.125% 1/15/24 (b)	574	590
AT&T, Inc.:
2.45% 6/30/20	4,383	4,339
3.6% 2/17/23	9,655	9,659
4.8% 6/15/44	13,836	12,949
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	86
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,803
CenturyLink, Inc.:
5.15% 6/15/17	440	442
6% 4/1/17	3,101	3,144
6.15% 9/15/19	3,331	3,539
Embarq Corp. 7.995% 6/1/36	13,156	12,631
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	1,340	1,380
Frontier Communications Corp.:
8.875% 9/15/20	850	887
10.5% 9/15/22	1,400	1,446
GCI, Inc. 6.875% 4/15/25	1,350	1,347
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	1,717
8.125% 6/1/23	1,090	373
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,324
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,147
6.125% 1/15/21	1,405	1,454
Sable International Finance Ltd. 6.875% 8/1/22 (b)	1,915	1,987
SFR Group SA:
6% 5/15/22 (b)	6,815	6,866
6.25% 5/15/24 (b)	660	653
7.375% 5/1/26 (b)	6,280	6,264
Sprint Capital Corp.:
6.875% 11/15/28	7,345	7,065
6.9% 5/1/19	3,975	4,144
8.75% 3/15/32	2,620	2,751
Verizon Communications, Inc.:
2.625% 2/21/20	8,000	8,054
4.5% 9/15/20	38,502	41,097
5.012% 8/21/54	19,396	19,073
6.25% 4/1/37	3,729	4,355
		176,971
Wireless Telecommunication Services - 0.5%
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (b)	3,050	3,050
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	1,511
7.5% 4/1/21	3,895	2,821
8% 2/15/24 (b)	5,660	5,702
Neptune Finco Corp.:
6.625% 10/15/25 (b)	1,460	1,577
10.125% 1/15/23 (b)	7,200	8,298
10.875% 10/15/25 (b)	4,485	5,225
Sprint Communications, Inc.:
6% 12/1/16	3,780	3,780
6% 11/15/22	13,720	13,234
8.375% 8/15/17	4,665	4,853
9% 11/15/18 (b)	6,595	7,246
Sprint Corp.:
7.125% 6/15/24	5,215	5,186
7.25% 9/15/21	2,830	2,901
7.625% 2/15/25	775	788
7.875% 9/15/23	6,615	6,830
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	695	706
6% 3/1/23	2,590	2,713
6% 4/15/24	2,980	3,129
6.25% 4/1/21	565	589
6.464% 4/28/19	420	427
6.5% 1/15/24	7,235	7,730
6.5% 1/15/26	2,425	2,619
6.542% 4/28/20	1,475	1,522
6.625% 4/1/23	15,005	15,868
6.731% 4/28/22	985	1,029
6.836% 4/28/23	385	409
		109,743
TOTAL TELECOMMUNICATION SERVICES		286,714
UTILITIES - 1.2%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,135
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,934	4,409
6.4% 9/15/20 (b)	10,769	12,063
Edison International 3.75% 9/15/17	3,355	3,415
Eversource Energy 1.45% 5/1/18	1,511	1,504
Exelon Corp. 3.95% 6/15/25	5,966	6,113
FirstEnergy Corp.:
2.75% 3/15/18	10,020	10,100
4.25% 3/15/23	23,348	24,179
7.375% 11/15/31	25,824	32,181
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	3,834
InterGen NV 7% 6/30/23 (b)	9,075	7,805
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,457	10,588
LG&E and KU Energy LLC 3.75% 11/15/20	745	777
Nevada Power Co.:
6.5% 5/15/18	5,100	5,463
6.5% 8/1/18	1,191	1,285
NRG Yield Operating LLC 5% 9/15/26 (b)	3,065	2,904
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	4,434	4,755
NV Energy, Inc. 6.25% 11/15/20	1,666	1,892
Pennsylvania Electric Co. 6.05% 9/1/17	450	464
PG&E Corp. 2.4% 3/1/19	791	796
Progress Energy, Inc. 4.4% 1/15/21	336	357
RJS Power Holdings LLC 4.625% 7/15/19 (b)(g)	2,150	2,045
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,180
West Penn Power Co. 5.95% 12/15/17 (b)	10,500	10,890
		154,134
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)(g)	260	264
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,862
Texas Eastern Transmission LP 6% 9/15/17 (b)	948	977
		3,103
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.:
5.25% 6/1/26 (b)	6,000	5,865
5.375% 1/15/23	1,475	1,424
5.75% 1/15/25	635	606
6% 1/15/22 (b)	1,115	1,164
7.875% 1/15/23 (b)	2,038	2,130
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	5,636
Dynegy, Inc.:
5.875% 6/1/23	635	554
6.75% 11/1/19	785	793
7.375% 11/1/22	5,230	4,969
7.625% 11/1/24	6,490	5,971
8% 1/15/25 (b)	1,280	1,178
Emera U.S. Finance LP:
2.15% 6/15/19 (b)	1,742	1,742
2.7% 6/15/21 (b)	1,715	1,703
3.55% 6/15/26 (b)	2,743	2,691
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (h)	11,999	15,959
12.25% 3/1/22 (b)(g)(h)	15,373	20,830
NRG Energy, Inc.:
6.625% 3/15/23	5,775	5,746
6.625% 1/15/27 (b)	4,390	4,061
PPL Energy Supply LLC 6.5% 6/1/25	1,100	869
TerraForm Power Operating LLC:
9.375% 2/1/23 (b)(g)	11,585	11,849
9.625% 6/15/25 (b)(g)	1,200	1,245
TXU Corp.:
5.55% 11/15/14 (h)	61	8
6.5% 11/15/24 (h)	3,550	462
6.55% 11/15/34 (h)	7,200	1,008
		98,463
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
3.1377% 9/30/66 (g)	19,347	14,878
3.6627% 6/30/66 (g)	2,474	2,266
NiSource Finance Corp.:
5.45% 9/15/20	5,259	5,745
6.4% 3/15/18	983	1,038
6.8% 1/15/19	2,710	2,969
Puget Energy, Inc. 6% 9/1/21	691	778
Sempra Energy 6% 10/15/39	5,386	6,356
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,876	3,372
		37,402
TOTAL UTILITIES		293,102

TOTAL NONCONVERTIBLE BONDS		4,298,481

TOTAL CORPORATE BONDS
(Cost $4,266,695)		4,301,270

U.S. Government and Government Agency Obligations - 5.4%
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$80,384	$81,975
1.375% 2/15/44	72,987	80,624
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	76,205	77,196

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		239,795

U.S. Treasury Obligations - 4.4%
U.S. Treasury Bonds 3% 11/15/45 (j)	258,378	255,673
U.S. Treasury Notes:
1% 8/15/18	32,700	32,653
1.25% 10/31/21	272,317	264,339
1.625% 6/30/20 (j)	60,496	60,531
1.625% 5/15/26	130,820	122,276
2% 9/30/20	159,238	161,197
2% 8/15/25	154,514	150,048
2% 11/15/26	55,000	53,120

TOTAL U.S. TREASURY OBLIGATIONS		1,099,837

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,376,478)		1,339,632

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.7%
2.5% 1/1/43 to 4/1/43	869	834
2.802% 6/1/36 (g)	104	109
3% 12/1/30 to 8/1/31	2,513	2,588
3% 12/1/46 (i)	12,900	12,832
3% 12/1/46 (i)	12,100	12,037
3% 12/1/46 (i)	20,700	20,592
3% 12/1/46 (i)	6,500	6,466
3% 12/1/46 (i)	800	796
3% 12/1/46 (i)	5,700	5,670
3% 12/1/46 (i)	20,700	20,592
3.14% 7/1/37 (g)	187	199
3.5% 11/1/25 to 12/1/45	21,919	22,648
3.5% 12/1/46 (i)	350	359
3.5% 12/1/46 (i)	3,250	3,334
3.5% 12/1/46 (i)	23,100	23,697
4% 11/1/31 to 8/1/46	16,225	17,153
4% 12/1/46 (i)	1,900	1,999
4% 12/1/46 (i)	1,000	1,052
4% 12/1/46 (i)	1,900	1,999
4% 12/1/46 (i)	1,000	1,052
4.5% 11/1/19 to 8/1/44	5,904	6,382
5% 6/1/39 to 10/1/41	3,560	3,930
5.5% 4/1/39	124	142
6% 7/1/35 to 8/1/37	2,023	2,298
6.5% 7/1/32 to 8/1/36	353	407

TOTAL FANNIE MAE		169,167

Freddie Mac - 0.2%
2.5% 7/1/31	358	360
3% 2/1/31 to 7/1/45	14,771	14,812
3.5% 6/1/32 to 5/1/46	16,087	16,591
3.849% 10/1/35 (g)	100	107
4% 6/1/24 to 2/1/46	12,128	12,803
4.5% 3/1/41 to 4/1/41	5,424	5,866
5% 3/1/19 to 7/1/41	2,038	2,232
5.5% 1/1/38 to 6/1/41	5,832	6,584
6% 7/1/37 to 8/1/37	163	185
6.5% 3/1/36	1,387	1,597

TOTAL FREDDIE MAC		61,137

Ginnie Mae - 0.2%
3% 12/1/46 (i)	39,200	39,776
3.5% 5/20/46 to 6/20/46	1,664	1,734
4% 8/15/39 to 7/20/45	6,034	6,422
4.5% 4/20/41	1,707	1,848
5% 2/15/39 to 5/15/39	547	613
5.5% 6/15/35 to 9/15/39	1,850	2,123

TOTAL GINNIE MAE		52,516

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $283,547)		282,820

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.239% 4/25/35 (g)	$504	$479
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.184% 3/25/34 (g)	167	168
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.584% 12/25/33 (g)	31	30
Series 2004-R2 Class M3, 1.359% 4/25/34 (g)	68	57
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.314% 3/25/34 (g)	36	35
Series 2004-W11 Class M2, 1.584% 11/25/34 (g)	412	407
Series 2004-W7 Class M1, 1.359% 5/25/34 (g)	962	920
Series 2006-W4 Class A2C, 0.694% 5/25/36 (g)	847	287
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.359% 4/25/34 (g)	1,139	1,030
Series 2006-HE2 Class M1, 0.904% 3/25/36 (g)	12	0
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	13,476	13,531
Class AA, 2.487% 12/16/41 (b)	3,407	3,409
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	7,803	7,815
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.674% 12/25/36 (g)	1,368	867
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.047% 4/25/34 (g)	44	41
Series 2004-4 Class M2, 1.387% 6/25/34 (g)	66	63
Series 2004-7 Class AF5, 5.868% 1/25/35	918	940
Fannie Mae Series 2004-T5 Class AB3, 1.2774% 5/28/35 (g)	30	26
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.709% 8/25/34 (g)	198	188
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.359% 3/25/34 (g)	4	4
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.269% 1/25/35 (g)	720	664
Class M4, 1.554% 1/25/35 (g)	264	144
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (b)(g)	627	524
GE Business Loan Trust Series 2006-2A:
Class A, 0.7182% 11/15/34 (b)(g)	311	288
Class B, 0.8182% 11/15/34 (b)(g)	112	100
Class C, 0.9182% 11/15/34 (b)(g)	186	164
Class D, 1.2882% 11/15/34 (b)(g)	71	61
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.854% 8/25/33 (g)	164	154
Series 2003-3 Class M1, 1.824% 8/25/33 (g)	293	283
Series 2003-5 Class A2, 1.234% 12/25/33 (g)	25	24
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (g)	1,137	836
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2846% 8/17/32 (b)(g)	1,947	1,954
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.834% 7/25/36 (g)	1,899	1,112
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (g)	6	6
Series 2006-A Class 2C, 2.0029% 3/27/42 (g)	2,016	1,017
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.834% 5/25/37 (g)	209	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.284% 7/25/34 (g)	67	59
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.509% 7/25/34 (g)	120	115
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (g)	2	1
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (g)	974	940
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (g)	44	40
Series 2005-NC1 Class M1, 1.194% 1/25/35 (g)	145	135
Series 2005-NC2 Class B1, 2.289% 3/25/35 (g)	118	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.044% 9/25/35 (g)	1,083	1,026
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (g)	404	387
Class M4, 2.709% 9/25/34 (g)	519	342
Series 2005-WCH1 Class M4, 1.779% 1/25/36 (g)	1,120	1,066
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.334% 4/25/33 (g)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.329% 3/25/35 (g)	453	427
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.8003% 6/15/33 (g)	280	270
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.259% 9/25/34 (g)	28	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (g)	22	20
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.2164% 4/6/42 (b)(g)	1,467	653
TOTAL ASSET-BACKED SECURITIES
(Cost $38,312)		43,144

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.152% 1/25/35 (g)	583	576
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (g)	312	305
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9717% 8/25/36 (g)	700	632
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (g)	420	395
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.824% 7/25/35 (g)	494	478
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.879% 6/10/35 (b)(g)	198	140
Class B6, 3.379% 6/10/35 (b)(g)	42	24
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (g)	16	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (g)	36	37
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.7842% 9/25/36 (g)	592	584
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.174% 9/25/43 (g)	1,493	1,436

TOTAL PRIVATE SPONSOR		4,623

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	8,097	8,086
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,949)		12,709

Commercial Mortgage Securities - 1.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5163% 2/14/43 (g)(l)	115	2
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (g)	108	107
Series 2007-3 Class A4, 5.5522% 6/10/49 (g)	7,260	7,313
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	213	213
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.867% 12/25/33 (b)(g)	19	18
Series 2005-3A:
Class A2, 0.992% 11/25/35 (b)(g)	185	164
Class M1, 1.032% 11/25/35 (b)(g)	24	21
Class M2, 1.082% 11/25/35 (b)(g)	31	25
Class M3, 1.102% 11/25/35 (b)(g)	28	22
Class M4, 1.192% 11/25/35 (b)(g)	34	27
Series 2005-4A:
Class A2, 0.982% 1/25/36 (b)(g)	492	439
Class B1, 1.992% 1/25/36 (b)(g)	22	18
Class M1, 1.042% 1/25/36 (b)(g)	159	136
Class M2, 1.062% 1/25/36 (b)(g)	48	40
Class M3, 1.092% 1/25/36 (b)(g)	70	58
Class M4, 1.202% 1/25/36 (b)(g)	38	32
Class M5, 1.242% 1/25/36 (b)(g)	38	31
Class M6, 1.292% 1/25/36 (b)(g)	41	32
Series 2006-1:
Class A2, 0.952% 4/25/36 (b)(g)	75	67
Class M1, 0.972% 4/25/36 (b)(g)	27	24
Class M2, 0.992% 4/25/36 (b)(g)	28	24
Class M3, 1.012% 4/25/36 (b)(g)	25	20
Class M4, 1.112% 4/25/36 (b)(g)	14	11
Class M5, 1.152% 4/25/36 (b)(g)	13	11
Class M6, 1.232% 4/25/36 (b)(g)	27	22
Series 2006-2A:
Class M1, 0.902% 7/25/36 (b)(g)	66	55
Class M2, 0.922% 7/25/36 (b)(g)	47	38
Class M3, 0.942% 7/25/36 (b)(g)	39	31
Class M4, 1.012% 7/25/36 (b)(g)	26	21
Class M5, 1.062% 7/25/36 (b)(g)	32	26
Series 2006-3A Class M4, 1.022% 10/25/36 (b)(g)	21	16
Series 2006-4A:
Class A2, 0.862% 12/25/36 (b)(g)	1,445	1,224
Class M1, 0.882% 12/25/36 (b)(g)	96	64
Class M2, 0.902% 12/25/36 (b)(g)	64	40
Class M3, 0.932% 12/25/36 (b)(g)	65	36
Series 2007-1 Class A2, 0.862% 3/25/37 (b)(g)	293	264
Series 2007-2A:
Class A1, 0.862% 7/25/37 (b)(g)	315	277
Class A2, 0.912% 7/25/37 (b)(g)	295	240
Class M1, 0.962% 7/25/37 (b)(g)	104	81
Class M2, 1.002% 7/25/37 (b)(g)	57	44
Class M3, 1.082% 7/25/37 (b)(g)	44	30
Series 2007-3:
Class A2, 0.882% 7/25/37 (b)(g)	303	248
Class M1, 0.902% 7/25/37 (b)(g)	60	47
Class M2, 0.932% 7/25/37 (b)(g)	65	49
Class M3, 0.962% 7/25/37 (b)(g)	101	75
Class M4, 1.092% 7/25/37 (b)(g)	159	110
Class M5, 1.192% 7/25/37 (b)(g)	78	40
Series 2007-4A Class M1, 1.484% 9/25/37 (b)(g)	36	9
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(l)	642	22
Series 2006-3A, Class IO, 0% 10/25/36 (b)(g)(l)	13,097	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (g)	353	357
Series 2007-PW18 Class A4, 5.7% 6/11/50	3,725	3,815
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (b)(g)	13	12
C-BASS Trust floater Series 2006-SC1 Class A, 0.804% 5/25/36 (b)(g)	34	33
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.5346% 12/15/27 (b)(g)	2,129	2,125
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (b)(g)	1,100	1,105
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7114% 12/10/49 (g)	3,035	3,067
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	449	449
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.69% 6/15/39 (g)	266	267
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	560	569
CSMC Series 2015-TOWN:
Class B, 2.4346% 3/15/17 (b)(g)	1,198	1,177
Class C, 2.7846% 3/15/17 (b)(g)	1,167	1,143
Class D, 3.7346% 3/15/17 (b)(g)	1,766	1,753
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(g)	6,410	6,534
Class CFX, 3.3822% 12/15/34 (b)(g)	5,380	5,430
Class DFX, 3.3822% 12/15/34 (b)(g)	4,559	4,548
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,607	5,628
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	33	33
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.1882% 4/15/27 (b)(g)	1,775	1,751
Class D, 2.7882% 4/15/27 (b)(g)	3,781	3,712
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	1,166	1,164
Series 2007-CB19 Class A4, 5.7148% 2/12/49 (g)	2,355	2,370
Series 2007-LD11 Class A4, 5.7546% 6/15/49 (g)	27,877	28,108
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,563	5,579
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	7	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9164% 7/15/44 (g)	587	598
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A3, 5.43% 2/15/40	715	718
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	538	543
Series 2007-C7 Class A3, 5.866% 9/15/45	1,312	1,348
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	1,318	1,348
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	622	621
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	7,308	7,338
Series 2007-7 Class A4, 5.7361% 6/12/50 (g)	2,640	2,667
Series 2007-8 Class A3, 5.873% 8/12/49 (g)	750	762
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.738% 7/15/19 (b)(g)	272	271
sequential payer Series 2007-IQ15 Class A4, 5.9061% 6/11/49 (g)	20,647	21,030
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,294	1,300
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(g)(i)	7,357	7,352
Class B, 4.181% 11/15/34 (b)(i)	2,596	2,594
Class C, 5.205% 11/15/34 (b)(i)	1,821	1,820
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	112	53
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	6,920	6,923
Series 2007-C31:
Class A4, 5.509% 4/15/47	35,713	35,851
Class A5, 5.5% 4/15/47	20,438	20,595
Series 2007-C33:
Class A4, 5.9588% 2/15/51 (g)	15,767	15,869
Class A5, 5.9588% 2/15/51 (g)	10,259	10,447
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	2,736	2,398
Class D, 5.513% 12/15/43 (g)	1,459	1,268
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $242,786)		236,407

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,564
7.5% 4/1/34	7,195	10,220
7.55% 4/1/39	27,365	40,665
7.625% 3/1/40	2,445	3,603
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,161
Series 2010 C1, 7.781% 1/1/35	6,325	6,826
Series 2014 B, 6.314% 1/1/44	12,335	11,319
6.05% 1/1/29	400	403
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	33,266
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,482	2,524
4.95% 6/1/23	1,700	1,762
5.1% 6/1/33	55,420	49,739
Series 2010-1, 6.63% 2/1/35	25,440	26,009
Series 2010-3:
5.547% 4/1/19	155	163
6.725% 4/1/35	11,505	11,921
7.35% 7/1/35	4,495	4,884
Series 2010-5, 6.2% 7/1/21	1,915	2,033
Series 2011:
5.365% 3/1/17	185	187
5.665% 3/1/18	8,840	9,191
5.877% 3/1/19	19,390	20,600
Series 2013, 4% 12/1/20	6,040	6,110
TOTAL MUNICIPAL SECURITIES
(Cost $247,098)		244,150

Bank Loan Obligations - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19	$233	$233
Diversified Consumer Services - 0.0%
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (g)	6,361	6,397
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (g)	212	209
		6,606
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (g)	9,854	9,910
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	6,173	6,169
Fantasy Springs Resort Casino term loan 12% 8/6/12 (g)(h)	8,486	7,977
		24,056
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 11/15/23 (m)	5,075	5,034
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (g)	873	837
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (g)	1,602	964
Liberty Cablevision of Puerto Rico Tranche 2LN, term loan 7.75% 7/7/23 (g)	435	415
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	719	719
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (g)	9,160	9,170
		12,105

TOTAL CONSUMER DISCRETIONARY		48,034

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC:
Tranche B 5LN, term loan 4.75% 12/21/22 (g)	3,772	3,781
Tranche B 6LN, term loan 4.75% 6/22/23 (g)	762	764
		4,545
Food Products - 0.0%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4.5% 6/2/23 (g)	299	300

TOTAL CONSUMER STAPLES		4,845

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (g)	2,901	2,072
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (g)	373	115
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (g)	1,685	953
		3,140
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (g)	1,675	859
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (g)	1,805	1,963
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (g)	2,530	2,702
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (g)	2,110	1,999
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (g)	531	537
		8,060

TOTAL ENERGY		11,200

FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (g)	45	45
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (g)	2,375	2,233
Tranche B 1LN, term loan 5.25% 12/31/22 (g)	2,888	2,704
		4,937
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (g)	540	541
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche 2LN, term loan 9.25% 10/19/24 (g)	3,970	4,003
IT Services - 0.0%
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (g)	605	608
Software - 0.1%
Compuware Corp. term loan 9.25% 12/12/22 (g)	5,370	5,283
Greeneden U.S. Holdings II LLC Tranche B, term loan 11/18/23 (m)	4,755	4,779
Kronos, Inc. term loan:
5% 11/1/23 (g)	9,075	9,095
9.25% 11/1/24 (g)	3,520	3,604
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (g)	570	568
Tranche 2LN, term loan 8% 4/9/22 (g)	6,908	6,804
		30,133

TOTAL INFORMATION TECHNOLOGY		34,744

MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (g)	1,398	1,352
Containers & Packaging - 0.0%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 11/22/24 (m)	920	932
Tranche B 1LN, term loan 11/22/23 (m)	1,880	1,888
Tranche B, term loan 5.2173% 7/1/22 (g)	521	525
		3,345
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (g)	1,170	1,060

TOTAL MATERIALS		5,757

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (g)	6,645	6,401
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. term loan 4.25% 6/30/17 (g)	10,352	10,401
TOTAL BANK LOAN OBLIGATIONS
(Cost $126,951)		126,905

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	$6,500	$6,488
2.95% 7/23/21	7,402	7,453
Discover Bank:
(Delaware) 3.2% 8/9/21	9,037	9,095
3.1% 6/4/20	8,635	8,728
8.7% 11/18/19	532	611
Marshall & Ilsley Bank 5% 1/17/17	7,888	7,918
RBS Citizens NA 2.5% 3/14/19	4,029	4,057
Regions Bank 7.5% 5/15/18	11,552	12,428
UBS AG Stamford Branch 1.8% 3/26/18	9,485	9,487
Wachovia Bank NA 6% 11/15/17	7,010	7,300
TOTAL BANK NOTES
(Cost $72,888)		73,565

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Bank of America Corp. 6.1% (g)(n)	$1,680	$1,701
Barclays Bank PLC 7.625% 11/21/22	8,440	9,283
Citigroup, Inc.:
5.35% (g)(n)	14,270	13,448
5.95% (g)(n)	1,325	1,353
5.95% (g)(n)	5,000	5,112
Credit Agricole SA:
6.625% (b)(g)(n)	12,820	12,208
7.875% (b)(g)(n)	2,225	2,228
JPMorgan Chase & Co. 6% (g)(n)	11,680	11,860
Royal Bank of Scotland Group PLC:
7.5% (g)(n)	2,245	2,055
8% (g)(n)	10,980	10,196
8.625% (g)(n)	2,380	2,376
Standard Chartered PLC 7.5% (b)(g)(n)	3,195	3,200
		75,020
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (g)(n)	4,850	4,811
Diversified Financial Services - 0.0%
Credit Agricole SA 8.125% (b)(g)(n)	5,740	6,034
TOTAL PREFERRED SECURITIES
(Cost $88,132)		85,865
	Shares	Value (000s)

Fixed-Income Funds - 5.7%
Fidelity Mortgage Backed Securities Central Fund (o)
(Cost $1,381,363)	13,166,795	1,426,622

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)
(Cost $11)	11,092	11

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.39% (p)	260,373,381	260,425
Fidelity Securities Lending Cash Central Fund 0.48% (p)(q)	58,063,475	58,075
TOTAL MONEY MARKET FUNDS
(Cost $318,458)		318,500
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.1%
Investments in repurchase agreements in a joint trading account at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $33,853)	33,853	33,853
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $21,196,510)		25,122,468
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(141,038)
NET ASSETS - 100%		$24,981,430

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 12/1/31	$(22,800)	$(22,887)
3% 12/1/46	(26,400)	(26,262)
3% 12/1/46	(25,800)	(25,665)
3% 12/1/46	(800)	(796)
3% 12/1/46	(5,700)	(5,670)
3% 12/1/46	(20,700)	(20,592)
3.5% 12/1/46	(16,100)	(16,516)
3.5% 12/1/46	(25,880)	(26,549)
3.5% 12/1/46	(8,130)	(8,340)
3.5% 1/1/47	(23,100)	(23,655)
4% 12/1/46	(17,600)	(18,514)
4% 12/1/46	(1,900)	(1,999)
4% 12/1/46	(1,000)	(1,052)

TOTAL FANNIE MAE		(198,497)

Ginnie Mae
3% 12/1/46	(39,200)	(39,776)
3.5% 12/1/46	(20,600)	(21,427)
3.5% 12/1/46	(26,810)	(27,887)
3.5% 12/1/46	(49,000)	(50,968)

TOTAL GINNIE MAE		(140,058)

TOTAL TBA SALE COMMITMENTS
(Proceeds $342,019)		$(338,555)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
409 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	50,927	$(160)
664 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	143,964	(76)
83 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	12,556	(42)
TOTAL FUTURES CONTRACTS			$(278)

The face value of futures purchased as a percentage of Net Assets is 0.8%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,108,309,000 or 4.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $293,482,000 or 1.2% of net assets.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,441,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) The coupon rate will be determined upon settlement of the loan after period end.

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Get Heal, Inc. Series B	11/7/16	$2,597
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Ovation Acquisition I LLC	12/23/15	$4
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC Class A unit	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Warrior Met Coal LLC Class A	9/19/13 - 3/19/14	$797
WME Entertainment Parent, LLC Class A unit	4/13/16 - 8/16/16	$50,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$479
Fidelity Mortgage Backed Securities Central Fund	7,802
Fidelity Securities Lending Cash Central Fund	465
Total	$8,746

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,450,362	$7,802	$--	$1,426,622	21.3%
Total	$1,450,362	$7,802	$--	$1,426,622

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Corindus Vascular Robotics, Inc.	$1,539	$--	$--	$--	$908
Corindus Vascular Robotics, Inc.	5,850	--	--	--	3,450
Total	$7,389	$--	$--	$--	$4,358

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,632,065	$2,248,400	$32,969	$350,696
Consumer Staples	1,222,197	1,155,949	66,248	--
Energy	1,328,824	1,328,701	--	123
Financials	2,358,339	2,329,880	28,459	--
Health Care	2,223,450	2,197,799	3,676	21,975
Industrials	1,316,716	1,316,367	--	349
Information Technology	4,387,512	4,280,086	--	107,426
Materials	559,723	559,721	--	2
Real Estate	325,541	325,541	--	--
Telecommunication Services	64,650	64,650	--	--
Utilities	177,998	177,998	--	--
Corporate Bonds	4,301,270	--	4,301,270	--
U.S. Government and Government Agency Obligations	1,339,632	--	1,339,632	--
U.S. Government Agency - Mortgage Securities	282,820	--	282,820	--
Asset-Backed Securities	43,144	--	39,152	3,992
Collateralized Mortgage Obligations	12,709	--	12,545	164
Commercial Mortgage Securities	236,407	--	236,176	231
Municipal Securities	244,150	--	244,150	--
Bank Loan Obligations	126,905	--	118,695	8,210
Bank Notes	73,565	--	73,565	--
Preferred Securities	85,865	--	85,865	--
Fixed-Income Funds	1,426,622	1,426,622	--	--
Other	11	--	--	11
Money Market Funds	318,500	318,500	--	--
Cash Equivalents	33,853	--	33,853	--
Total Investments in Securities:	$25,122,468	$17,730,214	$6,899,075	$493,179
Derivative Instruments:
Liabilities
Futures Contracts	$(278)	$(278)	$--	$--
Total Liabilities	$(278)	$(278)	$--	$--
Total Derivative Instruments:	$(278)	$(278)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(338,555)	$--	$(338,555)	$--
Total Other Financial Instruments:	$(338,555)	$--	$(338,555)	$--

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$272,555
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	78,141
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$350,696
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2016	$78,141
Other Investments in Securities
Beginning Balance	$189,489
Net Realized Gain (Loss) on Investment Securities	(497)
Net Unrealized Gain (Loss) on Investment Securities	(48,931)
Cost of Purchases	2,599
Proceeds of Sales	(269)
Amortization/Accretion	53
Transfers into Level 3	208
Transfers out of Level 3	(169)
Ending Balance	$142,483
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2016	$(49,465)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 11/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Asset-Backed Securities	$3,992	Discounted cash flow	Yield	3.6% - 104.6% / 6.4%	Decrease
			Spread	3.5% - 5.5% / 4.3%	Decrease
		Market observation	Evaluated bid	$73.50	Increase
Commercial Mortgage Securities	$231	Discounted cash flow	Spread	7.4% - 17.2% / 10.2%	Decrease
			Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Quoted price	$47.54	Increase
Collateralized Mortgage Obligations	$164	Discounted cash flow	Yield	8.8% - 9.0% / 8.8%	Decrease
Equities	$480,571	Broker quote	Mid price	$17.00	Increase
		Market approach	Discount rate	6.0% - 50.0% / 10.8%	Decrease
			Transaction price	$0.31 - $48.77 / $29.73	Increase
			Discount for lack of marketability	5.0% - 20.0% / 13.2%	Decrease
			Liquidity preference	$3.23 - $68.25 / $56.03	Increase
			Premium rate	6.0% - 104.0% / 71.6%	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
		Market comparable	Price/Earnings multiple (P/E)	5.3	Increase
			Enterprise value/EBITDA multiple	4.1 - 9.3 / 9.2	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 4.9 / 2.6	Increase
		Recovery value	Recovery value	0.0% - 0.1% / 0.1%	Increase
Other	$11	Recovery value	Recovery value	1.0%	Increase
Bank Loan Obligations	$7,977	Market approach	Discount for lack of marketability	15.0%	Decrease
		Market comparable	Enterprise value/EBITDA multiple	6.5	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$33,853,000 due 12/01/16 at 0.32%
Commerz Markets LLC	$33,853
$33,853

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $21,257,155,000. Net unrealized appreciation aggregated $3,865,313,000, of which $4,587,008,000 related to appreciated investment securities and $721,695,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017